Schedule of Investments (unaudited)
January 31, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.1%
Omnicom Group, Inc.
2.45%, 04/30/30	$520	$481,792
4.20%, 06/01/30	460	456,996
4.75%, 03/30/30	540	544,818
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/26	1,175	1,173,890
		2,657,496
Aerospace & Defense — 1.7%
Boeing Co.(The)
2.20%, 02/04/26	4,237	4,236,449
2.70%, 02/01/27	915	904,145
2.75%, 02/01/26	1,097	1,097,000
2.95%, 02/01/30	690	654,865
3.10%, 05/01/26	625	623,377
3.20%, 03/01/29	780	758,122
3.25%, 02/01/28	975	960,686
5.04%, 05/01/27(a)	1,785	1,803,746
5.15%, 05/01/30	3,528	3,625,830
6.26%, 05/01/27	695	712,891
6.30%, 05/01/29	1,180	1,253,213
General Dynamics Corp.
1.15%, 06/01/26	505	500,650
2.13%, 08/15/26(a)	495	490,631
2.63%, 11/15/27	165	162,215
3.50%, 04/01/27	640	638,902
3.63%, 04/01/30	810	794,751
3.75%, 05/15/28(a)	907	908,770
General Electric Co., 4.30%, 07/29/30	785	790,768
HEICO Corp., 5.25%, 08/01/28	515	529,280
Howmet Aerospace, Inc., 3.00%, 01/15/29	580	564,200
L3Harris Technologies, Inc.
1.80%, 01/15/31	270	239,720
3.85%, 12/15/26	385	384,631
4.40%, 06/15/28	1,482	1,493,158
5.05%, 06/01/29	635	652,409
5.40%, 01/15/27	945	958,047
Lockheed Martin Corp.
4.15%, 08/15/28	375	377,905
4.40%, 08/15/30	560	565,636
4.45%, 05/15/28	485	491,182
4.50%, 02/15/29	555	564,494
5.10%, 11/15/27	510	522,086
Northrop Grumman Corp.
3.20%, 02/01/27	578	574,782
3.25%, 01/15/28	1,665	1,644,530
4.40%, 05/01/30	598	602,699
4.60%, 02/01/29	422	429,015
4.65%, 07/15/30(a)	375	380,897
RTX Corp.
2.25%, 07/01/30	805	742,090
2.65%, 11/01/26(a)	565	560,260
3.13%, 05/04/27	849	841,011
3.50%, 03/15/27	895	891,502
4.13%, 11/16/28	2,385	2,394,964
5.00%, 02/27/26(a)	460	460,372
5.75%, 11/08/26(a)	970	982,257
5.75%, 01/15/29	475	497,762
		39,261,900
Security	Par (000)	Value
Agriculture — 1.4%
Altria Group, Inc.
2.63%, 09/16/26	$464	$460,425
3.40%, 05/06/30	615	593,095
4.40%, 02/14/26	1,060	1,059,764
4.50%, 08/06/30	410	412,568
4.80%, 02/14/29	1,560	1,587,364
4.88%, 02/04/28	180	183,153
6.20%, 11/01/28	445	468,496
Archer-Daniels-Midland Co.
2.50%, 08/11/26(a)	930	923,872
3.25%, 03/27/30	770	743,403
BAT Capital Corp.
2.26%, 03/25/28	1,385	1,335,038
3.22%, 09/06/26(a)	868	864,018
3.46%, 09/06/29	425	414,295
3.56%, 08/15/27	1,592	1,582,051
4.70%, 04/02/27	826	832,091
4.91%, 04/02/30	825	841,864
6.34%, 08/02/30	810	874,844
BAT International Finance PLC
1.67%, 03/25/26	1,204	1,199,919
4.45%, 03/16/28	780	786,259
5.93%, 02/02/29	800	839,418
Bunge Ltd. Finance Corp.
3.25%, 08/15/26(a)	675	672,737
3.75%, 09/25/27	320	319,072
4.20%, 09/17/29	685	685,643
4.55%, 08/04/30	490	493,524
Philip Morris International, Inc.
1.75%, 11/01/30	595	530,745
2.10%, 05/01/30	605	554,732
2.75%, 02/25/26	622	621,443
3.13%, 08/17/27(a)	395	391,152
3.13%, 03/02/28	310	305,320
3.38%, 08/15/29	636	621,459
3.88%, 10/27/28	390	389,576
4.00%, 10/29/30	635	628,251
4.13%, 04/28/28	515	517,633
4.38%, 11/01/27	595	600,670
4.38%, 04/30/30	605	608,800
4.63%, 11/01/29	625	635,583
4.75%, 02/12/27	630	636,247
4.88%, 02/15/28(a)	1,285	1,309,304
4.88%, 02/13/29	780	798,423
5.13%, 11/17/27	1,190	1,215,197
5.13%, 02/15/30	1,735	1,790,823
5.25%, 09/07/28	545	561,960
5.50%, 09/07/30	555	582,740
5.63%, 11/17/29	1,005	1,056,362
		32,529,333
Airlines — 0.2%
Delta Air Lines, Inc.
3.75%, 10/28/29	475	464,783
4.38%, 04/19/28	270	270,522
4.95%, 07/10/28	815	829,194
5.25%, 07/10/30	783	802,333
Southwest Airlines Co.
2.63%, 02/10/30	374	348,018
4.38%, 11/15/28	580	583,018

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Airlines (continued)
5.13%, 06/15/27(a)	$1,415	$1,432,068
		4,729,936
Apparel — 0.2%
NIKE, Inc.
2.38%, 11/01/26	905	896,016
2.75%, 03/27/27	722	714,232
2.85%, 03/27/30	1,175	1,122,237
Ralph Lauren Corp., 2.95%, 06/15/30	580	550,213
Tapestry, Inc., 5.10%, 03/11/30	500	512,256
		3,794,954
Auto Manufacturers — 4.3%
American Honda Finance Corp.
1.30%, 09/09/26	717	706,264
1.80%, 01/13/31	415	366,502
2.00%, 03/24/28	615	590,591
2.25%, 01/12/29	540	513,232
2.30%, 09/09/26	455	450,688
2.35%, 01/08/27	375	370,057
3.50%, 02/15/28	530	525,644
4.15%, 01/08/29	400	401,005
4.25%, 09/01/28	525	527,986
4.40%, 10/05/26(a)	575	576,719
4.40%, 09/05/29	645	650,623
4.45%, 10/22/27	585	590,381
4.45%, 01/08/31(a)	400	399,525
4.50%, 09/04/30	585	587,304
4.55%, 07/09/27	240	242,195
4.55%, 03/03/28	475	480,430
4.60%, 04/17/30	500	505,158
4.70%, 01/12/28(a)	430	436,269
4.80%, 03/05/30	390	397,836
4.90%, 03/12/27	565	571,330
4.90%, 07/09/27	605	613,516
4.90%, 03/13/29(a)	585	598,195
5.13%, 07/07/28	715	733,714
5.25%, 07/07/26	922	927,606
5.65%, 11/15/28	645	672,241
5.85%, 10/04/30	180	190,914
Cummins, Inc.
1.50%, 09/01/30	650	580,819
4.90%, 02/20/29	420	431,730
Ford Motor Co., 4.35%, 12/08/26(a)	1,260	1,258,940
Ford Motor Credit Co. LLC
2.70%, 08/10/26(a)	1,065	1,056,497
2.90%, 02/16/28	602	582,547
2.90%, 02/10/29	602	570,516
3.82%, 11/02/27	577	570,776
4.00%, 11/13/30(a)	1,670	1,588,574
4.13%, 08/17/27	990	985,331
4.27%, 01/09/27	710	709,707
4.54%, 08/01/26	720	719,559
4.95%, 05/28/27	1,160	1,166,767
4.97%, 04/06/29	360	361,994
5.11%, 05/03/29(a)	1,195	1,204,579
5.13%, 11/05/26	785	789,221
5.30%, 09/06/29	705	714,062
5.73%, 09/05/30	975	998,247
5.80%, 03/05/27	1,180	1,196,553
5.80%, 03/08/29	1,250	1,284,959
5.85%, 05/17/27	1,135	1,153,745
Security	Par (000)	Value
Auto Manufacturers (continued)
5.88%, 11/07/29	$995	$1,027,123
5.92%, 03/20/28	780	799,611
6.80%, 05/12/28	1,160	1,214,340
6.80%, 11/07/28	1,185	1,247,884
6.95%, 03/06/26	1,015	1,017,471
6.95%, 06/10/26	795	800,914
7.20%, 06/10/30	660	709,967
7.35%, 11/04/27	1,180	1,233,038
7.35%, 03/06/30	910	982,891
General Motors Co.
4.20%, 10/01/27	615	615,910
5.00%, 10/01/28(a)	515	524,938
5.35%, 04/15/28	605	620,226
5.40%, 10/15/29	855	885,419
5.63%, 04/15/30	565	588,632
6.80%, 10/01/27(a)	825	857,885
General Motors Financial Co., Inc.
1.50%, 06/10/26(a)	1,090	1,080,591
2.35%, 02/26/27	850	838,669
2.35%, 01/08/31	560	505,124
2.40%, 04/10/28	845	815,172
2.40%, 10/15/28	800	765,041
2.70%, 08/20/27	765	749,326
3.60%, 06/21/30	835	805,798
4.00%, 10/06/26	792	791,865
4.20%, 10/27/28	595	596,309
4.30%, 04/06/29	845	845,957
4.35%, 01/17/27	1,107	1,109,647
4.60%, 01/08/31	685	684,889
4.90%, 10/06/29	770	783,094
5.00%, 04/09/27	1,040	1,050,127
5.00%, 07/15/27(a)	450	455,640
5.05%, 04/04/28	955	973,820
5.25%, 03/01/26(a)	1,060	1,060,887
5.35%, 07/15/27	695	707,506
5.35%, 01/07/30	945	976,101
5.40%, 04/06/26	1,435	1,438,667
5.40%, 05/08/27	730	741,865
5.45%, 07/15/30(a)	825	857,289
5.55%, 07/15/29	960	996,641
5.65%, 01/17/29(a)	405	419,802
5.80%, 06/23/28	1,010	1,046,030
5.80%, 01/07/29	1,270	1,323,963
5.85%, 04/06/30(a)	790	829,714
6.00%, 01/09/28	845	873,761
Honda Motor Co. Ltd.
2.53%, 03/10/27	785	773,984
4.44%, 07/08/28	660	666,414
4.69%, 07/08/30	1,190	1,203,353
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	1,080	1,276,016
PACCAR Financial Corp.
4.45%, 03/30/26(a)	475	475,376
4.45%, 08/06/27	510	515,751
4.55%, 03/03/28	505	512,995
4.60%, 01/31/29	570	581,885
5.00%, 05/13/27	370	376,077
5.20%, 11/09/26(a)	170	171,891
Toyota Motor Corp.
1.34%, 03/25/26(a)	736	733,178
2.76%, 07/02/29	415	398,541

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
3.67%, 07/20/28	$390	$388,709
4.19%, 06/30/27(a)	375	377,255
4.45%, 06/30/30	430	434,581
5.12%, 07/13/28	430	442,573
5.28%, 07/13/26(a)	490	492,553
Toyota Motor Credit Corp.
1.13%, 06/18/26	875	866,401
1.15%, 08/13/27	320	308,043
1.90%, 01/13/27	733	720,713
1.90%, 04/06/28	475	456,768
2.15%, 02/13/30	673	624,324
3.05%, 03/22/27	1,045	1,037,334
3.05%, 01/11/28	315	311,134
3.20%, 01/11/27	679	675,875
3.38%, 04/01/30	570	554,439
3.65%, 01/08/29	430	427,494
4.05%, 09/05/28	600	603,188
4.35%, 10/08/27	935	944,200
4.45%, 05/18/26	1,245	1,247,515
4.45%, 06/29/29	635	643,328
4.50%, 05/14/27	815	823,103
4.55%, 08/07/26(a)	685	687,769
4.55%, 09/20/27	905	916,591
4.55%, 08/09/29	805	818,769
4.55%, 05/17/30	580	589,631
4.60%, 01/08/27(a)	360	362,912
4.63%, 01/12/28(a)	975	990,646
4.65%, 01/05/29	645	657,655
4.80%, 05/15/30	655	670,640
4.95%, 01/09/30	550	566,383
5.00%, 08/14/26(a)	605	609,034
5.05%, 05/16/29	785	809,931
5.20%, 05/15/26(a)	570	572,316
5.25%, 09/11/28	580	599,953
5.40%, 11/20/26(a)	845	855,958
5.45%, 11/10/27	500	514,350
5.55%, 11/20/30	850	898,836
Series B, 3.75%, 01/12/28	475	475,167
Series B, 4.20%, 01/10/31	600	598,818
Series B, 5.00%, 03/19/27	670	679,500
		101,740,442
Auto Parts & Equipment — 0.1%
Aptiv Swiss Holdings Ltd., 4.65%, 09/13/29(a)	425	433,852
BorgWarner, Inc.
2.65%, 07/01/27(a)	805	790,061
4.95%, 08/15/29	435	445,120
Lear Corp., 3.80%, 09/15/27	380	378,352
Magna International, Inc., 2.45%, 06/15/30(a)	575	533,015
		2,580,400
Banks — 31.0%
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27	440	441,187
4.42%, 12/16/26	420	422,304
4.62%, 12/16/29	680	694,521
4.75%, 01/18/27(a)	815	822,497
4.90%, 07/16/27	460	467,278
5.00%, 03/18/26(a)	775	776,211
Series A, 3.92%, 12/08/28	390	391,009
Series A, 4.36%, 06/18/28	280	283,397
Security	Par (000)	Value
Banks (continued)
Banco Bilbao Vizcaya Argentaria SA
5.38%, 03/13/29(a)	$692	$717,308
6.14%, 09/14/28, (1-year CMT + 2.70%)(b)	240	248,064
Banco Santander SA
1.72%, 09/14/27, (1-year CMT + 0.90%)(a)(b)	1,205	1,187,596
1.85%, 03/25/26	210	209,350
2.75%, 12/03/30	1,110	1,012,737
3.31%, 06/27/29	760	739,614
3.49%, 05/28/30	615	593,105
3.80%, 02/23/28	897	891,841
4.18%, 03/24/28, (1-year CMT + 2.00%)(b)	1,270	1,270,593
4.25%, 04/11/27	897	898,881
4.38%, 04/12/28	1,102	1,108,410
4.55%, 11/06/30	860	860,785
5.29%, 08/18/27	1,410	1,435,413
5.37%, 07/15/28, (1-year CMT + 0.95%)(b)	1,300	1,323,869
5.54%, 03/14/30, (1-year CMT + 1.45%)(b)	1,000	1,035,581
5.55%, 03/14/28, (1-year CMT + 1.25%)(b)	450	457,056
5.57%, 01/17/30	890	927,648
5.59%, 08/08/28	1,285	1,331,928
6.53%, 11/07/27, (1-year CMT + 1.65%)(b)	850	865,938
6.61%, 11/07/28	955	1,018,264
Bank of America Corp.
1.73%, 07/22/27, (1-day SOFR + 0.96%)(b)	4,613	4,564,491
2.09%, 06/14/29, (1-day SOFR + 1.06%)(b)	2,540	2,427,188
2.55%, 02/04/28, (1-day SOFR + 1.05%)(b)	1,855	1,828,871
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.45%)(b)	1,680	1,601,732
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.44%)(b)	1,959	1,895,845
3.25%, 10/21/27(a)	2,180	2,161,553
3.42%, 12/20/28, (3-mo. CME Term SOFR +1.30%)(b)	4,825	4,771,060
3.50%, 04/19/26	1,972	1,970,307
3.56%, 04/23/27, (3-mo. CME Term SOFR + 1.32%)(a)(b)	2,330	2,327,348
3.59%, 07/21/28, (3-mo. CME Term SOFR +1.63%)(b)	1,752	1,741,502
3.71%, 04/24/28, (3-mo. CME Term SOFR +1.77%)(b)	1,730	1,723,331
3.82%, 01/20/28, (3-mo. CME Term SOFR +1.84%)(b)	2,215	2,211,931
3.97%, 03/05/29, (3-mo. CME Term SOFR +1.33%)(b)	2,095	2,091,929
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.47%)(b)	2,345	2,332,910
4.25%, 10/22/26	1,655	1,658,328
4.27%, 07/23/29, (3-mo. CME Term SOFR +1.57%)(b)	2,455	2,466,199
4.38%, 04/27/28, (1-day SOFR + 1.58%)(b)	1,900	1,908,453
4.45%, 03/03/26	1,596	1,597,118
4.62%, 05/09/29, (1-day SOFR + 1.11%)(b)	1,900	1,925,015
4.95%, 07/22/28, (1-day SOFR + 2.04%)(b)	2,658	2,694,356
4.98%, 01/24/29, (1-day SOFR + 0.83%)(b)	2,085	2,122,503
5.16%, 01/24/31, (1-day SOFR + 1.00%)(b)	1,000	1,031,241
5.20%, 04/25/29, (1-day SOFR + 1.63%)(b)	2,860	2,928,817
5.82%, 09/15/29, (1-day SOFR + 1.57%)(b)	2,255	2,351,176
5.93%, 09/15/27, (1-day SOFR + 1.34%)(b)	1,205	1,219,157
6.20%, 11/10/28, (1-day SOFR + 1.99%)(b)	1,685	1,748,168
Series L, 4.18%, 11/25/27	1,772	1,774,532

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Series N, 1.66%, 03/11/27, (1-day SOFR + 0.91%)(b)	$2,210	$2,204,173
Bank of America NA, 5.53%, 08/18/26	1,735	1,748,442
Bank of Montreal
1.25%, 09/15/26(a)	1,002	986,669
2.65%, 03/08/27	875	864,117
4.06%, 09/22/28, (1-day SOFR Index + 0.75%)(b)	850	851,365
4.64%, 09/10/30, (1-day SOFR + 1.25%)(b)	608	616,725
5.00%, 01/27/29, (1-day SOFR Index + 0.67%)(b)	630	641,680
5.20%, 02/01/28	870	891,351
5.27%, 12/11/26	760	769,319
5.30%, 06/05/26	1,070	1,075,261
5.37%, 06/04/27	522	532,190
5.72%, 09/25/28	750	781,768
Series f2f, 4.57%, 09/10/27, (1-day SOFR + 0.88%)(a)(b)	840	842,779
Series H, 4.70%, 09/14/27(a)	710	718,803
Bank of New York Mellon Corp.(The)
1.05%, 10/15/26(a)	265	260,041
1.65%, 07/14/28(a)	355	338,258
1.65%, 01/28/31	420	372,270
2.05%, 01/26/27(a)	455	447,809
2.45%, 08/17/26	595	591,083
2.80%, 05/04/26(a)	385	383,982
3.00%, 10/30/28	380	370,901
3.25%, 05/16/27	430	427,935
3.30%, 08/23/29	540	525,856
3.40%, 01/29/28	692	687,393
3.85%, 04/28/28	660	661,961
4.03%, 01/22/30, (1-day SOFR + 0.63%)(b)	415	414,711
Bank of Nova Scotia(The)
1.05%, 03/02/26	767	765,354
1.30%, 09/15/26	815	802,576
1.35%, 06/24/26(a)	915	906,126
1.95%, 02/02/27	640	628,557
2.70%, 08/03/26	1,740	1,730,197
2.95%, 03/11/27	570	564,906
4.04%, 09/15/28, (1-day SOFR + 0.76%)(b)	725	725,704
4.25%, 02/02/30, (1-day SOFR + 0.73%)(b)	650	651,048
4.40%, 09/08/28, (1-day SOFR + 1.00%)(a)(b)	965	971,172
4.75%, 02/02/26	1,215	1,215,000
4.85%, 02/01/30	1,015	1,038,474
4.93%, 02/14/29, (1-day SOFR + 0.89%)(b)	895	911,903
5.25%, 06/12/28	555	571,643
5.35%, 12/07/26	1,080	1,093,178
5.40%, 06/04/27(a)	445	453,932
5.45%, 08/01/29	495	515,675
Barclays PLC
2.28%, 11/24/27, (1-year CMT + 1.05%)(a)(b)	1,320	1,301,509
4.34%, 01/10/28(a)	1,220	1,223,281
4.48%, 11/11/29, (1-day SOFR + 1.08%)(b)	800	804,932
4.84%, 05/09/28	1,791	1,805,170
4.84%, 09/10/28, (1-day SOFR + 1.34%)(b)	860	870,038
4.94%, 09/10/30, (1-day SOFR + 1.56%)(b)	1,120	1,140,987
4.97%, 05/16/29, (3-mo. SOFR US + 2.16%)(b)	1,500	1,525,499
5.09%, 02/25/29, (1-day SOFR + 0.96%)(b)	1,040	1,060,129
5.20%, 05/12/26	1,557	1,561,958
5.50%, 08/09/28, (1-year CMT + 2.65%)(b)	1,570	1,602,868
5.67%, 03/12/28, (1-day SOFR + 1.50%)(b)	770	783,107
Security	Par (000)	Value
Banks (continued)
5.69%, 03/12/30, (1-day SOFR + 1.74%)(b)	$1,530	$1,593,378
5.83%, 05/09/27, (1-day SOFR + 2.21%)(b)	1,550	1,556,884
6.49%, 09/13/29, (1-day SOFR + 2.22%)(b)	1,025	1,082,549
6.50%, 09/13/27, (1-day SOFR + 1.88%)(b)	1,090	1,105,720
7.39%, 11/02/28, (1-year CMT + 3.30%)(b)	1,080	1,139,657
Blackstone Reg Finance Co. LLC, 4.30%, 11/03/30(a)	500	497,600
BPCE SA, 3.38%, 12/02/26	250	248,971
Canadian Imperial Bank of Commerce
1.25%, 06/22/26	485	480,065
3.45%, 04/07/27	1,100	1,095,479
4.24%, 09/08/28, (1-day SOFR Index + 0.60%)(a)(b)	415	416,621
4.28%, 01/29/30, (1-day SOFR Index + 0.79%)(b)	725	726,571
4.51%, 09/11/27, (1-day SOFR + 0.93%)(a)(b)	940	942,972
4.63%, 09/11/30, (1-day SOFR + 1.34%)(b)	585	593,083
4.86%, 01/13/28, (1-day SOFR + 0.72%)(a)(b)	1,095	1,103,897
4.86%, 03/30/29, (1-day SOFR + 1.03%)(b)	595	604,692
5.00%, 04/28/28	1,130	1,154,604
5.24%, 06/28/27	1,115	1,135,646
5.25%, 01/13/31, (1-day SOFR + 1.11%)(b)	630	649,994
5.26%, 04/08/29	830	859,131
5.93%, 10/02/26(a)	165	167,273
5.99%, 10/03/28	565	592,469
Capital One NA
2.70%, 02/06/30	400	376,946
3.45%, 07/27/26(a)	602	600,673
4.65%, 09/13/28	565	572,568
Citibank N.A.
4.58%, 05/29/27	1,830	1,847,028
4.84%, 08/06/29	1,150	1,177,345
4.88%, 11/19/27, (1-day SOFR + 0.71%)(b)	1,270	1,279,042
4.91%, 05/29/30	2,080	2,133,771
4.93%, 08/06/26	1,175	1,180,722
5.44%, 04/30/26	1,945	1,950,376
5.49%, 12/04/26	1,695	1,716,418
5.80%, 09/29/28	1,915	2,005,168
Citigroup, Inc.
1.46%, 06/09/27, (1-day SOFR + 0.77%)(b)	2,265	2,244,494
2.67%, 01/29/31, (1-day SOFR + 1.15%)(b)	1,760	1,648,021
2.98%, 11/05/30, (1-day SOFR + 1.42%)(b)	1,770	1,686,635
3.07%, 02/24/28, (1-day SOFR + 1.28%)(b)	2,370	2,346,790
3.20%, 10/21/26(a)	2,560	2,548,883
3.40%, 05/01/26	420	419,581
3.52%, 10/27/28, (3-mo. CME Term SOFR +1.41%)(b)	1,880	1,864,184
3.67%, 07/24/28, (3-mo. CME Term SOFR +1.65%)(b)	2,120	2,109,581
3.89%, 01/10/28, (3-mo. CME Term SOFR +1.83%)(b)	2,830	2,826,545
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.60%)(b)	1,915	1,899,160
4.08%, 04/23/29, (3-mo. CME Term SOFR +1.45%)(b)	1,115	1,115,040
4.13%, 07/25/28	1,765	1,766,513
4.30%, 11/20/26	935	937,140
4.45%, 09/29/27	3,084	3,104,377
4.54%, 09/19/30, (1-day SOFR + 1.34%)(b)	2,365	2,383,507
4.60%, 03/09/26	1,340	1,340,978
4.64%, 05/07/28, (1-day SOFR + 1.14%)(b)	1,970	1,984,744

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.66%, 05/24/28, (1-day SOFR + 1.89%)(b)	$1,390	$1,401,668
4.79%, 03/04/29, (1-day SOFR + 0.87%)(b)	1,890	1,916,698
5.17%, 02/13/30, (1-day SOFR + 1.36%)(b)	2,470	2,536,941
Citizens Bank NA, 4.58%, 08/09/28, (1-day SOFR + 2.00%)(b)	500	503,612
Citizens Bank NA/Providence RI, 4.19%, 01/29/29, (1-day SOFR + 0.70%)(b)	250	250,425
Citizens Financial Group, Inc.
2.85%, 07/27/26(a)	240	238,590
3.25%, 04/30/30	575	549,739
5.84%, 01/23/30, (1-day SOFR + 2.01%)(b)	900	938,374
Comerica, Inc.
4.00%, 02/01/29(a)	375	372,671
5.98%, 01/30/30, (1-day SOFR + 2.16%)(a)(b)	750	784,074
Commonwealth Bank of Australia, 4.15%, 10/01/30	415	414,752
Commonwealth Bank of Australia/New York
4.42%, 03/14/28	440	445,809
4.58%, 11/27/26(a)	525	528,507
5.32%, 03/13/26(a)	550	550,910
Cooperatieve Rabobank UA, 3.75%, 07/21/26	1,026	1,024,297
Cooperatieve Rabobank UA/New York
3.96%, 10/17/28	655	657,329
4.16%, 01/14/31	250	249,440
4.33%, 08/28/26	415	416,310
4.37%, 05/27/27	250	252,006
4.49%, 10/17/29	595	605,680
4.80%, 01/09/29	345	353,328
4.88%, 01/21/28	250	255,528
5.04%, 03/05/27	347	351,640
5.50%, 10/05/26	430	434,849
Deutsche Bank AG/New York NY
1.69%, 03/19/26	405	403,994
2.31%, 11/16/27, (1-day SOFR + 1.22%)(b)	1,275	1,256,974
2.55%, 01/07/28, (1-day SOFR + 1.32%)(a)(b)	950	936,487
5.00%, 09/11/30, (1-day SOFR + 1.70%)(b)	970	986,923
5.37%, 01/10/29, (1-day SOFR + 1.21%)(b)	855	873,256
5.41%, 05/10/29	1,005	1,044,846
5.71%, 02/08/28, (1-day SOFR + 1.59%)(b)	702	712,961
6.72%, 01/18/29, (1-day SOFR + 3.18%)(b)	1,055	1,104,733
6.82%, 11/20/29, (1-day SOFR + 2.51%)(b)	1,255	1,337,738
7.15%, 07/13/27, (1-day SOFR + 2.52%)(b)	1,025	1,038,577
Fifth Third Bancorp
1.71%, 11/01/27, (1-day SOFR + 0.69%)(a)(b)	835	820,795
2.55%, 05/05/27	455	447,162
3.95%, 03/14/28	463	462,784
4.77%, 07/28/30, (1-day SOFR Index + 2.13%)(b)	815	825,585
4.90%, 09/06/30, (1-day SOFR + 1.49%)(b)	580	589,910
6.34%, 07/27/29, (1-day SOFR + 2.34%)(b)	920	966,941
6.36%, 10/27/28, (1-day SOFR Index + 2.19%)(b)	665	690,679
Fifth Third Bank N.A.
2.25%, 02/01/27	322	316,872
3.85%, 03/15/26	215	214,972
4.97%, 01/28/28, (1-day SOFR + 0.81%)(b)	465	469,033
Goldman Sachs Bank USA/New York
5.28%, 03/18/27, (1-day SOFR + 0.78%)(b)	1,855	1,857,698
5.41%, 05/21/27, (1-day SOFR + 0.75%)(a)(b)	2,025	2,033,596
Goldman Sachs Group, Inc.(The)
1.43%, 03/09/27, (1-day SOFR + 0.80%)(b)	2,505	2,498,121
Security	Par (000)	Value
Banks (continued)
1.54%, 09/10/27, (1-day SOFR + 0.82%)(b)	$2,445	$2,408,719
1.95%, 10/21/27, (1-day SOFR + 0.91%)(b)	3,515	3,462,790
2.60%, 02/07/30	1,540	1,445,710
2.64%, 02/24/28, (1-day SOFR + 1.11%)(b)	2,500	2,464,314
3.50%, 11/16/26(a)	2,110	2,104,181
3.62%, 03/15/28, (1-day SOFR + 1.85%)(b)	2,842	2,828,854
3.69%, 06/05/28, (3-mo. CME Term SOFR +1.77%)(b)	2,185	2,175,290
3.80%, 03/15/30	2,005	1,974,139
3.81%, 04/23/29, (3-mo. CME Term SOFR +1.42%)(b)	1,965	1,952,953
3.85%, 01/26/27	2,370	2,368,977
4.15%, 01/21/29, (1-day SOFR + 0.71%)(b)	4,600	4,604,214
4.15%, 10/21/29, (1-day SOFR + 0.90%)(b)	2,085	2,083,802
4.22%, 05/01/29, (3-mo. CME Term SOFR +1.56%)(b)	2,775	2,780,995
4.39%, 06/15/27, (1-day SOFR + 1.51%)(b)	545	545,612
4.48%, 08/23/28, (1-day SOFR + 1.73%)(b)	2,015	2,027,193
4.69%, 10/23/30, (1-day SOFR + 1.14%)(b)	1,675	1,697,245
4.94%, 04/23/28, (1-day SOFR + 1.32%)(b)	1,045	1,055,988
5.05%, 07/23/30, (1-day SOFR + 1.21%)(b)	1,925	1,971,558
5.21%, 01/28/31, (1-day SOFR + 1.08%)(b)	800	824,925
5.73%, 04/25/30, (1-day SOFR + 0.27%)(b)	1,900	1,983,255
5.95%, 01/15/27(a)	640	651,643
6.48%, 10/24/29, (1-day SOFR + 1.77%)(b)	2,190	2,318,719
HSBC Holdings PLC
1.59%, 05/24/27, (1-day SOFR + 1.29%)(a)(b)	475	471,367
2.01%, 09/22/28, (1-day SOFR + 1.73%)(b)	1,820	1,760,524
2.21%, 08/17/29, (1-day SOFR + 1.29%)(b)	1,855	1,766,812
2.25%, 11/22/27, (1-day SOFR + 1.10%)(a)(b)	825	813,595
3.90%, 05/25/26(a)	1,390	1,390,164
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.87%)(b)	2,125	2,104,458
4.04%, 03/13/28, (3-mo. CME Term SOFR +1.81%)(b)	2,360	2,359,624
4.30%, 03/08/26	1,155	1,155,410
4.58%, 06/19/29, (3-mo. CME Term SOFR +1.80%)(b)	2,584	2,607,709
4.76%, 06/09/28, (1-day SOFR + 2.11%)(b)	2,080	2,098,798
4.90%, 03/03/29, (1-day SOFR + 1.03%)(a)(b)	1,315	1,334,574
4.95%, 03/31/30	1,955	2,000,689
5.13%, 11/19/28, (1-day SOFR + 1.04%)(b)	1,315	1,338,714
5.21%, 08/11/28, (1-day SOFR + 2.61%)(b)	1,977	2,009,385
5.29%, 11/19/30, (1-day SOFR + 1.29%)(a)(b)	1,575	1,627,037
5.55%, 03/04/30, (1-day SOFR + 1.46%)(b)	1,125	1,166,439
5.60%, 05/17/28, (1-day SOFR + 1.06%)(b)	1,665	1,696,888
5.89%, 08/14/27, (1-day SOFR + 1.57%)(b)	2,027	2,046,516
6.16%, 03/09/29, (1-day SOFR + 1.97%)(b)	1,560	1,622,279
7.39%, 11/03/28, (1-day SOFR + 3.35%)(b)	1,470	1,551,217
HSBC USA, Inc.
4.65%, 06/03/28	910	924,058
5.29%, 03/04/27	1,300	1,319,471
Huntington Bancshares, Inc./Ohio
2.55%, 02/04/30	629	586,975
4.44%, 08/04/28, (1-day SOFR + 1.97%)(b)	517	519,948
5.27%, 01/15/31, (1-day SOFR + 1.28%)(b)	805	827,762
6.21%, 08/21/29, (1-day SOFR + 2.02%)(b)	865	906,380
Huntington National Bank(The)
4.55%, 05/17/28, (1-day SOFR Index + 1.65%)(b)	585	588,531
4.87%, 04/12/28, (1-day SOFR + 0.72%)(b)	765	771,530

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.65%, 01/10/30	$660	$690,436
ING Groep NV
1.73%, 04/01/27, (1-day SOFR + 1.01%)(a)(b)	650	647,641
3.95%, 03/29/27	935	935,433
4.02%, 03/28/28, (1-day SOFR + 1.83%)(b)	785	785,444
4.05%, 04/09/29	750	748,434
4.55%, 10/02/28	950	962,297
4.86%, 03/25/29, (1-day SOFR + 1.01%)(b)	490	497,647
5.34%, 03/19/30, (1-day SOFR + 1.44%)(b)	1,125	1,161,367
6.08%, 09/11/27, (1-day SOFR + 1.56%)(b)	890	900,859
JPMorgan Chase & Co.
1.04%, 02/04/27, (3-mo. CME Term SOFR + 0.7%)(b)	1,498	1,497,487
1.47%, 09/22/27, (1-day SOFR + 0.77%)(a)(b)	2,250	2,214,311
1.58%, 04/22/27, (1-day SOFR + 0.89%)(b)	2,925	2,908,974
2.07%, 06/01/29, (1-day SOFR + 1.02%)(b)	1,645	1,572,912
2.18%, 06/01/28, (1-day SOFR + 1.89%)(b)	1,240	1,211,340
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.51%)(b)	2,995	2,845,816
2.95%, 10/01/26	2,420	2,407,089
2.95%, 02/24/28, (1-day SOFR + 1.17%)(b)	1,482	1,465,984
3.20%, 06/15/26	1,295	1,292,289
3.30%, 04/01/26	1,575	1,573,554
3.51%, 01/23/29, (3-mo. CME Term SOFR +1.21%)(b)	1,853	1,834,861
3.54%, 05/01/28, (3-mo. CME Term SOFR +1.64%)(b)	1,930	1,919,927
3.63%, 12/01/27	995	989,853
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.42%)(b)	2,037	2,008,404
3.78%, 02/01/28, (3-mo. CME Term SOFR +1.60%)(b)	2,305	2,299,965
4.01%, 04/23/29, (3-mo. CME Term SOFR +1.38%)(b)	1,858	1,855,996
4.13%, 12/15/26	1,555	1,558,740
4.20%, 07/23/29, (3-mo. CME Term SOFR +1.52%)(b)	2,050	2,056,716
4.25%, 10/01/27	1,345	1,353,901
4.32%, 04/26/28, (1-day SOFR + 1.56%)(b)	2,540	2,550,010
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.59%)(b)	2,080	2,100,416
4.51%, 10/22/28, (1-day SOFR + 0.86%)(b)	1,775	1,791,557
4.57%, 06/14/30, (1-day SOFR + 1.75%)(b)	1,660	1,679,564
4.60%, 10/22/30, (1-day SOFR + 1.04%)(b)	2,065	2,095,462
4.85%, 07/25/28, (1-day SOFR + 1.99%)(b)	2,955	2,991,489
4.92%, 01/24/29, (1-day SOFR + 0.80%)(b)	1,665	1,694,720
4.98%, 07/22/28, (1-day SOFR + 0.93%)(b)	1,730	1,754,729
5.00%, 07/22/30, (1-day SOFR + 1.13%)(b)	2,215	2,273,348
5.01%, 01/23/30, (1-day SOFR + 1.31%)(b)	2,010	2,060,371
5.04%, 01/23/28, (1-day SOFR + 1.19%)(a)(b)	2,100	2,121,459
5.14%, 01/24/31, (1-day SOFR + 1.01%)(b)	1,320	1,361,879
5.30%, 07/24/29, (1-day SOFR + 1.45%)(b)	2,040	2,099,922
5.57%, 04/22/28, (1-day SOFR + 0.93%)(b)	2,065	2,103,804
5.58%, 04/22/30, (1-day SOFR + 1.16%)(b)	2,217	2,310,178
6.07%, 10/22/27, (1-day SOFR + 1.33%)(b)	1,560	1,584,169
6.09%, 10/23/29, (1-day SOFR + 1.57%)(b)	1,815	1,907,506
7.63%, 10/15/26(a)	405	415,351
8.00%, 04/29/27	390	409,490
JPMorgan Chase Bank N.A., 5.11%, 12/08/26(a)	2,315	2,339,273
KeyBank N.A., 3.40%, 05/20/26	320	319,462
Keybank National Association, 5.85%, 11/15/27	570	587,430
Security	Par (000)	Value
Banks (continued)
KeyCorp
2.25%, 04/06/27	$562	$550,564
2.55%, 10/01/29	500	473,353
4.10%, 04/30/28	570	571,049
Lloyds Banking Group PLC
1.63%, 05/11/27, (1-year CMT + 0.85%)(a)(b)	745	740,095
3.57%, 11/07/28, (3-mo. SOFR US + 1.47%)(b)	1,320	1,309,627
3.75%, 01/11/27	785	784,550
3.75%, 03/18/28, (1-year CMT + 1.80%)(b)	702	699,952
4.38%, 03/22/28	1,355	1,365,096
4.55%, 08/16/28	1,170	1,185,521
4.65%, 03/24/26	992	993,154
4.82%, 06/13/29, (1-year CMT + 0.83%)(b)	880	894,043
5.09%, 11/26/28, (1-year CMT + 0.85%)(b)	915	931,470
5.46%, 01/05/28, (1-year CMT + 1.38%)(b)	1,205	1,220,478
5.72%, 06/05/30, (1-year CMT + 1.07%)(b)	1,015	1,062,259
5.87%, 03/06/29, (1-year CMT + 1.70%)(b)	1,015	1,051,884
5.99%, 08/07/27, (1-year CMT + 1.48%)(b)	1,310	1,322,959
M&T Bank Corp.
4.55%, 08/16/28, (1-day SOFR Index + 1.78%)(b)	310	312,057
4.83%, 01/16/29, (1-day SOFR + 0.93%)(b)	380	386,062
7.41%, 10/30/29, (1-day SOFR + 2.80%)(b)	745	807,264
Manufacturers & Traders Trust Co.
3.40%, 08/17/27	305	302,006
4.70%, 01/27/28	955	968,459
4.76%, 07/06/28, (1-day SOFR + 0.95%)(b)	565	570,314
Mitsubishi UFJ Financial Group, Inc.
1.54%, 07/20/27, (1-year CMT + 0.75%)(b)	1,585	1,566,369
1.64%, 10/13/27, (1-year CMT + 0.67%)(b)	965	949,394
2.05%, 07/17/30	975	887,711
2.34%, 01/19/28, (1-year CMT + 0.83%)(b)	1,075	1,058,378
2.56%, 02/25/30	905	847,558
2.76%, 09/13/26(a)	737	732,380
3.20%, 07/18/29	1,330	1,288,195
3.29%, 07/25/27	740	734,187
3.68%, 02/22/27	645	643,729
3.74%, 03/07/29(a)	1,145	1,136,269
3.85%, 03/01/26	1,611	1,610,857
3.96%, 03/02/28	997	998,046
4.05%, 09/11/28(a)	720	721,971
4.08%, 04/19/28, (1-year CMT + 1.30%)(b)	665	665,598
5.02%, 07/20/28, (1-year CMT + 1.95%)(b)	1,000	1,014,793
5.20%, 01/16/31, (1-year CMT + 0.78%)(b)	810	834,035
5.24%, 04/19/29, (1-year CMT + 1.70%)(b)	525	538,631
5.26%, 04/17/30, (1-year CMT + 0.82%)(b)	690	713,169
5.35%, 09/13/28, (1-year CMT + 1.90%)(b)	1,050	1,072,925
5.42%, 02/22/29, (1-year CMT + 1.38%)(b)	760	780,756
Mizuho Financial Group, Inc.
1.23%, 05/22/27, (1-year CMT + 0.67%)(b)	1,145	1,135,359
1.55%, 07/09/27, (1-year CMT + 0.75%)(b)	714	706,497
2.84%, 09/13/26(a)	645	641,053
2.87%, 09/13/30, (3-mo. CME Term SOFR +1.57%)(b)	530	504,896
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.39%)(b)	625	602,578
3.17%, 09/11/27	735	726,834
3.26%, 05/22/30, (1-year CMT + 1.25%)(a)(b)	420	407,374
3.66%, 02/28/27	255	254,544
4.02%, 03/05/28	965	967,315

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.25%, 09/11/29, (3-mo. CME Term SOFR +1.53%)(a)(b)	$790	$792,923
5.38%, 05/26/30, (1-year CMT + 1.12%)(b)	475	491,864
5.38%, 07/10/30, (1-year CMT + 1.08%)(b)	450	465,697
5.41%, 09/13/28, (1-year CMT + 2.05%)(b)	680	695,702
5.67%, 05/27/29, (1-year CMT + 1.50%)(b)	770	797,216
5.78%, 07/06/29, (1-year CMT + 1.65%)(b)	1,230	1,278,011
Morgan Stanley
1.51%, 07/20/27, (1-day SOFR + 0.86%)(b)	2,530	2,502,215
1.59%, 05/04/27, (1-day SOFR + 0.88%)(b)	2,782	2,764,175
2.48%, 01/21/28, (1-day SOFR + 1.00%)(b)	1,940	1,912,708
2.70%, 01/22/31, (1-day SOFR + 1.14%)(b)	2,735	2,566,650
3.13%, 07/27/26	2,450	2,438,608
3.59%, 07/22/28(b)	2,615	2,598,175
3.63%, 01/20/27	2,625	2,621,161
3.77%, 01/24/29, (3-mo. CME Term SOFR +1.40%)(b)	2,450	2,436,434
3.95%, 04/23/27	1,857	1,856,528
4.21%, 04/20/28, (1-day SOFR + 1.61%)(b)	2,175	2,180,106
4.24%, 01/09/30, (1-day SOFR + 0.80%)(b)	1,540	1,541,327
4.35%, 09/08/26	1,715	1,719,047
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.89%)(b)	2,350	2,365,099
4.65%, 10/18/30, (1-day SOFR + 1.10%)(b)	2,360	2,388,699
4.99%, 04/12/29, (1-day SOFR + 1.38%)(b)	1,700	1,730,786
5.04%, 07/19/30, (1-day SOFR + 1.22%)(b)	1,765	1,808,213
5.12%, 02/01/29, (1-day SOFR + 1.73%)(b)	2,110	2,151,888
5.16%, 04/20/29, (1-day SOFR + 1.59%)(b)	1,990	2,033,354
5.17%, 01/16/30, (1-day SOFR + 1.45%)(b)	1,600	1,642,695
5.23%, 01/15/31, (1-day SOFR + 1.11%)(b)	1,657	1,704,828
5.45%, 07/20/29, (1-day SOFR + 1.63%)(a)(b)	1,885	1,942,796
5.65%, 04/13/28, (1-day SOFR +1.01%)(b)	1,300	1,324,343
5.66%, 04/18/30, (1-day SOFR + 1.26%)(b)	1,245	1,296,348
6.25%, 08/09/26(a)	630	637,921
6.30%, 10/18/28, (1-day SOFR + 2.24%)(b)	1,885	1,955,530
6.41%, 11/01/29, (1-day SOFR + 1.83%)(b)	1,655	1,750,995
Series I, 4.13%, 10/18/29, (1-day SOFR + 0.91%)(b)	1,605	1,603,171
Morgan Stanley Bank N.A.
4.45%, 10/15/27, (1-day SOFR + 0.68%)(a)(b)	1,390	1,395,058
4.75%, 04/21/26	1,075	1,076,001
4.95%, 01/14/28, (1-day SOFR + 1.08%)(b)	1,380	1,392,090
4.97%, 07/14/28, (1-day SOFR + 0.93%)(b)	905	917,352
5.02%, 01/12/29, (1-day SOFR + 0.91%)(b)	1,685	1,716,665
5.50%, 05/26/28, (1-day SOFR + 0.87%)(b)	1,760	1,793,438
5.88%, 10/30/26	1,495	1,515,942
Morgan Stanley Private Bank N.A.
4.20%, 11/17/28, (1-day SOFR +0.78%)(b)	1,650	1,654,397
4.47%, 07/06/28, (1-day SOFR + 0.77%)(b)	1,620	1,630,508
National Australia Bank Ltd./New York
2.50%, 07/12/26(a)	685	680,993
3.85%, 12/13/28	250	250,452
3.91%, 06/09/27	985	987,052
4.15%, 01/13/31	250	249,868
4.31%, 06/13/28	590	596,327
4.50%, 10/26/27	680	688,248
4.53%, 06/13/30	605	614,669
4.79%, 01/10/29	720	738,391
4.90%, 06/13/28	800	819,546
4.90%, 01/14/30	540	555,863
4.94%, 01/12/28	900	919,567
Security	Par (000)	Value
Banks (continued)
5.09%, 06/11/27(a)	$610	$620,818
National Bank of Canada
4.17%, 01/20/29, (1-day SOFR Index + 0.76%)(b)	500	501,104
4.50%, 10/10/29	760	768,239
4.70%, 03/05/27, (1-day SOFR + 0.56%)(b)	525	525,263
4.95%, 02/01/28, (1-day SOFR + 0.80%)(b)	340	343,058
5.60%, 07/02/27, (1-day SOFR + 1.04%)(b)	359	361,244
5.60%, 12/18/28	710	740,187
NatWest Group PLC
1.64%, 06/14/27, (1-year CMT + 0.90%)(b)	1,337	1,325,602
3.07%, 05/22/28, (1-year CMT + 2.55%)(a)(b)	690	682,010
4.45%, 05/08/30, (3-mo. SOFR US + 2.13%)(b)	1,025	1,029,910
4.80%, 04/05/26	1,023	1,024,608
4.89%, 05/18/29, (3-mo. SOFR US + 2.01%)(b)	1,305	1,326,692
4.96%, 08/15/30, (1-year CMT + 1.22%)(b)	960	980,662
5.08%, 01/27/30, (3-mo. SOFR US + 2.17%)(b)	1,380	1,413,585
5.52%, 09/30/28, (1-year CMT + 2.27%)(b)	690	706,620
5.58%, 03/01/28, (1-year CMT + 1.10%)(b)	680	691,236
5.81%, 09/13/29, (1-year CMT + 1.95%)(b)	1,000	1,041,663
5.85%, 03/02/27, (1-year CMT + 1.35%)(b)	785	786,042
Northern Trust Corp.
1.95%, 05/01/30	840	769,608
3.15%, 05/03/29	345	336,599
3.65%, 08/03/28	290	289,211
4.00%, 05/10/27	385	386,207
4.15%, 11/19/30	405	405,208
Pinnacle Bank/Nashville TN, 5.63%, 02/15/28	285	291,014
Pinnacle Financial Partners, Inc., 6.17%, 11/01/30, (1-day SOFR + 2.35%)(b)	300	312,667
PNC Bank N.A.
2.70%, 10/22/29	605	572,205
3.10%, 10/25/27	800	790,918
3.25%, 01/22/28	530	524,536
4.05%, 07/26/28	1,030	1,030,527
4.43%, 07/21/28, (1-day SOFR + 0.73%)(b)	980	986,682
4.54%, 05/13/27, (1-day SOFR + 0.63%)(b)	430	430,542
PNC Financial Services Group, Inc.(The)
1.15%, 08/13/26(a)	485	478,267
2.55%, 01/22/30	1,550	1,458,645
2.60%, 07/23/26	810	805,283
3.15%, 05/19/27	520	515,248
3.45%, 04/23/29	1,195	1,177,470
4.08%, 01/26/29, (1-day SOFR + 0.61%)(b)	950	951,148
5.10%, 07/23/27, (1-day SOFR + 0.80%)(a)(b)	830	834,280
5.22%, 01/29/31, (1-day SOFR + 1.07%)(b)	845	871,923
5.30%, 01/21/28, (1-day SOFR + 1.34%)(b)	730	739,258
5.35%, 12/02/28, (1-day SOFR + 1.62%)(b)	755	773,477
5.49%, 05/14/30, (1-day SOFR + 1.20%)(b)	1,320	1,373,165
5.58%, 06/12/29, (1-day SOFR + 1.84%)(b)	1,955	2,023,462
6.62%, 10/20/27, (1-day SOFR Index + 1.73%)(b)	895	911,521
Regions Financial Corp.
1.80%, 08/12/28	380	359,737
5.72%, 06/06/30, (1-day SOFR +1.49%)(b)	515	537,616
Royal Bank of Canada
1.15%, 07/14/26(a)	1,072	1,059,269
1.20%, 04/27/26(a)	1,362	1,353,840
1.40%, 11/02/26(a)	780	766,416
2.05%, 01/21/27(a)	584	574,514
3.63%, 05/04/27	950	948,570

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.00%, 11/03/28, (1-day SOFR + 0.70%)(b)	$900	$900,423
4.24%, 08/03/27	980	986,529
4.50%, 08/06/29, (1-day SOFR + 0.89%)(b)	950	959,694
4.51%, 10/18/27, (1-day SOFR Index + 0.72%)(a)(b)	705	708,140
4.52%, 10/18/28, (1-day SOFR Index + 0.86%)(b)	675	681,306
4.65%, 10/18/30, (1-day SOFR Index + 1.08%)(b)	1,719	1,743,522
4.72%, 03/27/28, (1-day SOFR Index + 0.81%)(b)	860	867,560
4.88%, 01/19/27	1,045	1,055,473
4.90%, 01/12/28(a)	620	632,724
4.95%, 02/01/29	940	965,867
4.97%, 01/24/29, (1-day SOFR + 0.83%)(b)	1,230	1,253,776
4.97%, 08/02/30, (1-day SOFR + 1.10%)(b)	645	660,488
5.07%, 07/23/27, (1-day SOFR + 0.79%)(b)	1,110	1,115,721
5.20%, 07/20/26	1,125	1,132,126
5.20%, 08/01/28	840	865,975
6.00%, 11/01/27	1,055	1,093,180
Santander Holdings USA, Inc.
2.49%, 01/06/28, (1-day SOFR + 1.25%)(a)(b)	725	714,059
3.24%, 10/05/26(a)	570	567,042
4.40%, 07/13/27	777	779,917
5.35%, 09/06/30, (1-day SOFR + 1.94%)(b)	740	758,658
5.47%, 03/20/29, (1-day SOFR + 1.61%)(b)	630	644,384
6.12%, 05/31/27, (1-day SOFR + 1.23%)(b)	410	412,349
6.17%, 01/09/30, (1-day SOFR + 2.50%)(b)	725	756,704
6.50%, 03/09/29, (1-day SOFR + 2.36%)(b)	815	849,904
6.57%, 06/12/29, (1-day SOFR + 2.70%)(b)	385	402,996
Santander U.K. Group Holdings PLC
1.67%, 06/14/27, (1-day SOFR + 0.99%)(b)	645	639,203
2.47%, 01/11/28, (1-day SOFR + 1.22%)(a)(b)	428	421,373
3.82%, 11/03/28, (3-mo. SOFR US + 1.66%)(b)	685	681,483
4.32%, 09/22/29, (1-day SOFR Index + 1.70%)(b)	1,125	1,126,279
4.86%, 09/11/30, (1-day SOFR Index + 1.55%)(b)	755	764,155
6.53%, 01/10/29, (1-day SOFR + 2.60%)(b)	865	902,921
Standard Chartered Bank/New York, 4.85%, 12/03/27	250	255,149
State Street Bank & Trust Co.
4.59%, 11/25/26	670	674,623
4.78%, 11/23/29	655	673,933
State Street Corp.
2.40%, 01/24/30(a)	630	594,527
2.65%, 05/19/26	397	395,739
4.33%, 10/22/27	850	857,980
4.54%, 02/28/28	905	917,788
4.73%, 02/28/30	540	552,442
4.83%, 04/24/30	805	827,567
4.99%, 03/18/27	962	973,822
5.27%, 08/03/26(a)	1,455	1,463,767
Sumitomo Mitsui Financial Group, Inc.
1.40%, 09/17/26(a)	1,485	1,463,313
1.71%, 01/12/31	300	263,857
1.90%, 09/17/28	1,570	1,486,097
2.13%, 07/08/30	1,445	1,316,175
2.14%, 09/23/30(a)	575	520,064
2.17%, 01/14/27	230	226,457
2.47%, 01/14/29	680	649,848
Security	Par (000)	Value
Banks (continued)
2.63%, 07/14/26(a)	$1,770	$1,760,494
2.72%, 09/27/29(a)	370	350,861
2.75%, 01/15/30	1,205	1,137,426
3.01%, 10/19/26(a)	1,080	1,073,893
3.04%, 07/16/29	1,940	1,868,345
3.35%, 10/18/27	490	485,884
3.36%, 07/12/27	1,265	1,256,948
3.45%, 01/11/27(a)	880	877,231
3.54%, 01/17/28	590	585,820
3.78%, 03/09/26(a)	960	960,032
3.94%, 07/19/28	585	585,556
4.11%, 01/15/29	490	489,936
4.31%, 10/16/28(a)	475	479,292
5.24%, 04/15/30	550	569,563
5.32%, 07/09/29	570	590,047
5.52%, 01/13/28	1,415	1,457,527
5.71%, 01/13/30	915	961,440
5.72%, 09/14/28	855	890,189
5.80%, 07/13/28	578	602,023
5.85%, 07/13/30	240	254,294
5.88%, 07/13/26	737	743,738
Synchrony Bank, 5.63%, 08/23/27	475	483,809
Toronto-Dominion Bank(The)
1.20%, 06/03/26	1,150	1,139,883
1.25%, 09/10/26(a)	1,340	1,319,541
1.95%, 01/12/27	535	525,943
2.80%, 03/10/27	870	860,047
3.91%, 01/13/28	800	800,106
4.11%, 06/08/27	1,285	1,288,641
4.11%, 10/13/28	525	525,993
4.41%, 01/13/31	710	712,172
4.57%, 12/17/26	880	885,957
4.57%, 06/02/28	535	542,083
4.69%, 09/15/27	1,175	1,189,450
4.78%, 12/17/29	775	793,658
4.81%, 06/03/30	905	923,358
4.86%, 01/31/28	970	986,890
4.98%, 04/05/27	700	708,761
4.99%, 04/05/29	730	749,633
5.16%, 01/10/28	1,005	1,027,934
5.26%, 12/11/26	540	546,595
5.52%, 07/17/28	1,110	1,150,075
5.53%, 07/17/26(a)	1,635	1,647,398
Truist Bank
2.25%, 03/11/30	965	883,838
3.30%, 05/15/26	380	379,407
3.80%, 10/30/26	630	629,648
4.14%, 10/23/29, (1-day SOFR + 0.91%)(b)	1,160	1,158,909
4.42%, 07/24/28, (1-day SOFR + 0.77%)(b)	1,135	1,141,306
4.63%, 09/17/29, (5-year CMT + 1.15%)(b)	635	639,820
4.67%, 05/20/27, (1-day SOFR + 0.59%)(b)	420	420,643
Series I, 4.14%, 01/27/29, (1-day SOFR + 0.66%)(b)	590	590,628
Truist Financial Corp.
1.13%, 08/03/27	535	513,741
1.27%, 03/02/27, (1-day SOFR + 0.61%)(b)	1,068	1,065,453
1.89%, 06/07/29, (1-day SOFR + 0.86%)(b)	760	722,988
1.95%, 06/05/30	585	531,941
3.88%, 03/19/29(a)	565	559,276
4.12%, 06/06/28, (1-day SOFR + 1.37%)(b)	627	628,654
4.87%, 01/26/29, (1-day SOFR + 1.44%)(b)	1,160	1,177,941

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.44%, 01/24/30, (1-day SOFR + 1.62%)(b)	$1,225	$1,267,559
6.05%, 06/08/27, (1-day SOFR + 2.05%)(b)	1,180	1,188,015
7.16%, 10/30/29, (1-day SOFR + 2.45%)(b)	1,413	1,520,971
U.S. Bancorp
1.38%, 07/22/30	1,022	904,817
2.22%, 01/27/28, (1-day SOFR + 0.73%)(b)	980	963,770
3.00%, 07/30/29(a)	817	787,714
3.10%, 04/27/26	605	603,781
3.90%, 04/26/28(a)	640	641,332
4.55%, 07/22/28, (1-day SOFR + 1.66%)(b)	1,602	1,615,304
4.65%, 02/01/29, (1-day SOFR + 1.23%)(b)	1,225	1,239,685
5.10%, 07/23/30, (1-day SOFR + 1.25%)(b)	961	989,754
5.38%, 01/23/30, (1-day SOFR + 1.56%)(b)	1,147	1,186,727
5.78%, 06/12/29, (1-day SOFR + 2.02%)(b)	1,420	1,474,238
6.79%, 10/26/27, (1-day SOFR + 1.88%)(a)(b)	845	862,532
Series V, 2.38%, 07/22/26	1,079	1,071,528
Series X, 3.15%, 04/27/27	1,005	997,773
U.S. Bank NA/Cincinnati OH
4.51%, 10/22/27, (1-day SOFR + 0.69%)(b)	1,075	1,079,538
4.73%, 05/15/28, (1-day SOFR + 0.91%)(b)	400	403,850
UBS AG/London
1.25%, 06/01/26(a)	672	665,773
5.65%, 09/11/28	1,320	1,377,016
UBS AG/Stamford CT
1.25%, 08/07/26(a)	1,170	1,155,822
4.86%, 01/10/28, (1-day SOFR + 0.72%)(a)(b)	895	902,910
7.50%, 02/15/28	25	26,822
UBS Group AG, 4.55%, 04/17/26	1,455	1,457,228
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.10%)(b)	2,640	2,584,610
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.43%)(b)	2,725	2,595,743
3.00%, 04/22/26	2,428	2,423,806
3.00%, 10/23/26	2,970	2,952,440
3.20%, 06/17/27, (3-mo. CME Term SOFR + 1.43%)(b)	2,170	2,163,363
3.53%, 03/24/28, (1-day SOFR + 1.51%)(b)	3,295	3,277,251
3.58%, 05/22/28, (3-mo. CME Term SOFR +1.57%)(b)	2,480	2,465,939
4.08%, 09/15/29, (1-day SOFR + 0.88%)(b)	1,575	1,573,032
4.10%, 06/03/26	2,102	2,102,926
4.15%, 01/24/29	2,015	2,022,512
4.18%, 01/23/30, (1-day SOFR + 0.74%)(b)	1,440	1,440,238
4.30%, 07/22/27	2,055	2,064,914
4.81%, 07/25/28, (1-day SOFR + 1.98%)(b)	2,442	2,470,132
4.97%, 04/23/29, (1-day SOFR + 1.37%)(b)	1,745	1,778,000
5.20%, 01/23/30, (1-day SOFR + 1.50%)(b)	2,175	2,238,979
5.24%, 01/24/31, (1-day SOFR + 1.11%)(b)	1,785	1,843,758
5.57%, 07/25/29, (1-day SOFR + 1.74%)(b)	3,290	3,404,185
5.71%, 04/22/28, (1-day SOFR + 0.07%)(b)	2,675	2,728,358
6.30%, 10/23/29, (1-day SOFR + 1.79%)(b)	2,180	2,302,661
Series W, 4.90%, 01/24/28, (1-day SOFR + 0.78%)(a)(b)	1,980	1,996,549
Wells Fargo Bank NA
5.25%, 12/11/26	1,780	1,800,343
5.45%, 08/07/26	1,955	1,968,366
Westpac Banking Corp.
1.15%, 06/03/26	1,178	1,167,490
1.95%, 11/20/28	940	893,707
2.65%, 01/16/30	520	492,947
2.70%, 08/19/26(a)	605	601,344
Security	Par (000)	Value
Banks (continued)
2.85%, 05/13/26(a)	$1,125	$1,122,360
3.35%, 03/08/27	740	736,938
3.40%, 01/25/28(a)	770	764,824
4.04%, 08/26/27	735	738,313
4.35%, 07/01/30	630	635,154
4.60%, 10/20/26	405	407,181
5.05%, 04/16/29	525	543,460
5.20%, 04/16/26	520	521,533
5.46%, 11/18/27	990	1,018,970
5.54%, 11/17/28	915	955,172
Zions Bancorp N.A.
3.25%, 10/29/29	250	235,674
4.70%, 08/18/28, (1-day SOFR + 1.16%)(b)	390	391,577
		732,061,486
Beverages — 1.6%
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30	1,450	1,417,035
4.75%, 01/23/29	2,289	2,335,672
4.90%, 01/23/31	525	541,987
Coca-Cola Co.(The)
1.00%, 03/15/28	1,050	993,863
1.45%, 06/01/27	1,155	1,123,357
1.50%, 03/05/28	605	579,095
1.65%, 06/01/30	1,130	1,023,989
2.13%, 09/06/29	775	731,418
2.90%, 05/25/27	390	386,545
3.38%, 03/25/27	795	792,976
3.45%, 03/25/30	1,051	1,029,705
Coca-Cola Consolidated, Inc., 5.25%, 06/01/29	665	686,858
Constellation Brands, Inc.
2.88%, 05/01/30	285	268,892
3.15%, 08/01/29	710	685,658
3.50%, 05/09/27	400	397,701
3.60%, 02/15/28(a)	590	585,410
3.70%, 12/06/26	431	430,330
4.35%, 05/09/27	480	481,822
4.65%, 11/15/28	425	430,559
4.80%, 05/01/30(a)	410	416,909
Diageo Capital PLC
2.00%, 04/29/30	830	759,736
2.38%, 10/24/29	865	814,326
3.88%, 05/18/28	425	424,858
5.30%, 10/24/27	610	624,769
5.38%, 10/05/26	20	20,172
Diageo Investment Corp., 5.13%, 08/15/30	600	620,891
Keurig Dr Pepper, Inc.
3.20%, 05/01/30	610	580,356
3.95%, 04/15/29(a)	825	817,475
4.35%, 05/15/28	310	311,233
4.60%, 05/25/28	955	963,264
4.60%, 05/15/30	435	437,355
5.05%, 03/15/29	610	623,160
5.10%, 03/15/27	465	470,074
Molson Coors Beverage Co., 3.00%, 07/15/26	1,710	1,703,410
Pepsico Singapore Financing I Pte Ltd., 4.65%, 02/16/27	655	660,457
PepsiCo, Inc.
1.63%, 05/01/30	905	820,354
2.38%, 10/06/26(a)	835	827,358
2.63%, 03/19/27	480	474,150
2.63%, 07/29/29(a)	795	760,917

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
2.75%, 03/19/30	$1,230	$1,169,490
2.85%, 02/24/26(a)	550	549,635
3.00%, 10/15/27	555	549,339
3.60%, 02/18/28	740	737,970
4.10%, 01/15/29	670	674,594
4.30%, 07/23/30(a)	535	540,249
4.40%, 02/07/27	540	543,938
4.45%, 02/07/28	470	476,754
4.45%, 05/15/28	845	857,953
4.50%, 07/17/29	820	835,934
4.55%, 02/13/26	500	500,160
4.60%, 02/07/30	585	597,734
5.13%, 11/10/26(a)	596	601,673
7.00%, 03/01/29	420	457,336
		37,146,855
Biotechnology — 0.9%
Amgen, Inc.
1.65%, 08/15/28	1,025	969,187
2.20%, 02/21/27	1,357	1,334,525
2.45%, 02/21/30	970	906,977
2.60%, 08/19/26(a)	1,055	1,047,879
3.00%, 02/22/29	670	650,397
3.20%, 11/02/27	420	415,387
4.05%, 08/18/29	900	899,811
5.15%, 03/02/28	3,047	3,118,157
5.25%, 03/02/30	2,215	2,297,952
Biogen, Inc., 2.25%, 05/01/30	1,190	1,093,391
Gilead Sciences, Inc.
1.20%, 10/01/27	585	561,398
1.65%, 10/01/30	190	170,061
2.95%, 03/01/27	975	966,753
3.65%, 03/01/26	2,233	2,232,263
4.80%, 11/15/29	620	636,582
Illumina, Inc.
4.65%, 09/09/26	455	456,829
4.75%, 12/12/30	310	312,933
5.75%, 12/13/27	490	504,434
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30	930	830,943
Royalty Pharma PLC
1.75%, 09/02/27	790	762,456
2.20%, 09/02/30	775	704,525
5.15%, 09/02/29	450	463,091
		21,335,931
Building Materials — 0.5%
Amrize Finance U.S. LLC
4.60%, 04/07/27	240	241,711
4.70%, 04/07/28(a)	535	542,566
4.95%, 04/07/30	785	803,196
Carlisle Companies, Inc.
2.75%, 03/01/30	605	571,358
3.75%, 12/01/27	325	323,770
Carrier Global Corp.
2.49%, 02/15/27	690	680,413
2.72%, 02/15/30	1,300	1,225,851
CRH SMW Finance DAC
5.13%, 01/09/30	990	1,020,189
5.20%, 05/21/29(a)	595	614,097
Fortune Brands Innovations, Inc., 3.25%, 09/15/29	565	545,028
Security	Par (000)	Value
Building Materials (continued)
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30	$695	$621,895
5.50%, 04/19/29	540	562,688
Martin Marietta Materials, Inc.
3.50%, 12/15/27	350	347,355
Series CB, 2.50%, 03/15/30	350	326,411
Masco Corp., 1.50%, 02/15/28	507	482,303
Mohawk Industries, Inc.
3.63%, 05/15/30	350	340,389
5.85%, 09/18/28	475	495,076
Owens Corning, 5.50%, 06/15/27	205	208,946
Trane Technologies Financing Ltd., 3.80%, 03/21/29	550	548,039
Trane Technologies Holdco, Inc., 3.75%, 08/21/28	495	494,813
Vulcan Materials Co.
3.50%, 06/01/30	600	581,188
4.95%, 12/01/29	380	390,103
		11,967,385
Chemicals — 0.8%
Air Products and Chemicals, Inc.
1.85%, 05/15/27	530	517,575
2.05%, 05/15/30	690	635,576
4.30%, 06/11/28(a)	385	388,797
4.60%, 02/08/29	567	577,622
Albemarle Corp., 4.65%, 06/01/27(a)	532	535,666
Dow Chemical Co.(The)
2.10%, 11/15/30	625	555,137
4.80%, 11/30/28(a)	390	396,740
4.80%, 01/15/31	565	563,769
7.38%, 11/01/29	600	661,456
DuPont de Nemours, Inc., 4.73%, 11/15/28(c)	769	783,531
Eastman Chemical Co.
4.50%, 12/01/28	385	388,712
5.00%, 08/01/29	530	541,610
Ecolab, Inc.
1.30%, 01/30/31	481	418,139
1.65%, 02/01/27	430	421,334
2.70%, 11/01/26(a)	610	605,401
3.25%, 12/01/27	270	268,116
4.30%, 06/15/28	140	141,437
4.80%, 03/24/30	480	492,411
5.25%, 01/15/28(a)	599	614,886
EIDP, Inc.
2.30%, 07/15/30	381	352,595
4.50%, 05/15/26	610	610,565
Linde, Inc./CT, 1.10%, 08/10/30	535	469,933
LYB International Finance II BV, 3.50%, 03/02/27	330	328,287
LYB International Finance III LLC
2.25%, 10/01/30(a)	650	580,451
5.13%, 01/15/31(a)	180	180,955
Mosaic Co.(The)
4.05%, 11/15/27	570	570,220
4.35%, 01/15/29	100	100,302
Nutrien Ltd.
2.95%, 05/13/30	365	345,243
4.20%, 04/01/29	570	569,636
4.90%, 03/27/28	645	656,373
PPG Industries, Inc.
1.20%, 03/15/26(a)	457	455,468
3.75%, 03/15/28	480	478,754

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Sherwin-Williams Co.(The)
2.30%, 05/15/30	$385	$355,046
2.95%, 08/15/29	585	562,662
3.45%, 06/01/27	1,235	1,227,621
4.30%, 08/15/28	445	447,906
4.50%, 08/15/30	375	378,476
		18,178,408
Commercial Services — 1.1%
Automatic Data Processing, Inc.
1.25%, 09/01/30	750	663,710
1.70%, 05/15/28	775	741,624
Block Financial LLC
2.50%, 07/15/28	395	378,363
3.88%, 08/15/30(a)	500	481,830
Cintas Corp. No. 2, 3.70%, 04/01/27	555	553,891
Equifax, Inc.
3.10%, 05/15/30	440	417,470
4.80%, 09/15/29	545	554,246
5.10%, 12/15/27	590	600,953
5.10%, 06/01/28	545	556,617
Global Payments, Inc.
1.20%, 03/01/26(a)	941	938,819
2.15%, 01/15/27	577	566,598
2.90%, 05/15/30	828	769,583
3.20%, 08/15/29	1,030	985,087
4.50%, 11/15/28	850	853,440
4.80%, 04/01/26	656	657,446
4.88%, 11/15/30	1,465	1,464,804
4.95%, 08/15/27	395	399,489
5.30%, 08/15/29	395	404,663
Leland Stanford Junior University (The), Series 2025, 4.15%, 08/01/30(a)	305	306,381
Moody's Corp., 3.25%, 01/15/28	405	399,844
PayPal Holdings, Inc.
2.30%, 06/01/30	800	741,106
2.65%, 10/01/26	1,057	1,049,420
2.85%, 10/01/29	1,235	1,184,005
3.90%, 06/01/27(a)	530	530,837
Quanta Services, Inc.
2.90%, 10/01/30	729	683,642
4.30%, 08/09/28	315	316,749
4.50%, 01/15/31	350	350,693
4.75%, 08/09/27	365	369,327
RELX Capital, Inc.
3.00%, 05/22/30	570	542,397
4.00%, 03/18/29	630	628,507
4.75%, 03/27/30	670	682,273
S&P Global, Inc.
1.25%, 08/15/30(a)	464	408,186
2.45%, 03/01/27	985	970,983
2.50%, 12/01/29(a)	435	411,361
2.70%, 03/01/29	942	907,107
2.95%, 01/22/27	380	376,937
4.25%, 05/01/29(a)	745	749,222
4.25%, 01/15/31(c)	505	503,934
4.75%, 08/01/28(a)	540	549,996
Verisk Analytics, Inc., 4.13%, 03/15/29	435	434,869
Yale University, Series 2020, 1.48%, 04/15/30	300	270,629
		25,357,038
Security	Par (000)	Value
Computers — 2.6%
Accenture Capital, Inc.
3.90%, 10/04/27	$565	$567,378
4.05%, 10/04/29(a)	960	963,030
Apple, Inc.
0.70%, 02/08/26	2,000	1,998,737
1.20%, 02/08/28	55	52,425
1.25%, 08/20/30(a)	585	519,281
1.40%, 08/05/28	1,905	1,803,110
1.65%, 05/11/30	1,585	1,442,022
2.05%, 09/11/26	1,575	1,559,042
2.20%, 09/11/29	1,395	1,318,481
2.45%, 08/04/26	1,820	1,809,145
2.90%, 09/12/27	1,595	1,577,730
3.00%, 06/20/27	1,205	1,195,620
3.00%, 11/13/27	1,294	1,281,926
3.20%, 05/11/27	1,700	1,691,337
3.25%, 02/23/26	2,510	2,508,476
3.25%, 08/08/29	840	825,691
3.35%, 02/09/27	1,940	1,933,591
4.00%, 05/10/28	1,170	1,178,832
4.00%, 05/12/28	810	816,194
4.15%, 05/10/30	560	565,578
4.20%, 05/12/30	800	808,077
CGI, Inc.
1.45%, 09/14/26(a)	100	98,458
4.95%, 03/14/30	530	536,815
Dell International LLC/EMC Corp.
4.15%, 02/15/29	670	669,544
4.35%, 02/01/30	515	514,301
4.75%, 04/01/28	815	826,402
4.90%, 10/01/26	1,440	1,447,058
5.00%, 04/01/30	815	833,433
5.25%, 02/01/28	740	757,279
5.30%, 10/01/29	1,405	1,449,595
6.10%, 07/15/27(a)	355	364,204
6.20%, 07/15/30	570	607,790
Fortinet, Inc., 1.00%, 03/15/26	455	453,222
Hewlett Packard Enterprise Co.
1.75%, 04/01/26	655	652,547
4.05%, 09/15/27	575	575,563
4.15%, 09/15/28	670	670,804
4.40%, 09/25/27	1,045	1,050,634
4.40%, 10/15/30	635	632,205
4.45%, 09/25/26(a)	1,045	1,048,842
4.55%, 10/15/29	1,410	1,420,094
5.25%, 07/01/28	430	440,981
HP, Inc.
1.45%, 06/17/26(a)	472	467,884
3.00%, 06/17/27	775	764,889
3.40%, 06/17/30(a)	420	405,978
4.00%, 04/15/29	880	871,338
4.75%, 01/15/28	745	754,559
5.40%, 04/25/30	435	449,583
IBM International Capital Pte Ltd.
4.60%, 02/05/27	497	500,444
4.60%, 02/05/29	490	497,872
4.70%, 02/05/26	490	489,999
International Business Machines Corp.
1.70%, 05/15/27	1,022	995,089
1.95%, 05/15/30(a)	1,102	1,005,218
2.20%, 02/09/27	480	472,547

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
3.30%, 05/15/26	$2,380	$2,376,702
3.30%, 01/27/27	372	370,310
3.45%, 02/19/26	1,119	1,118,657
3.50%, 05/15/29	2,495	2,454,904
4.15%, 07/27/27	600	602,907
4.50%, 02/06/26	630	629,862
4.50%, 02/06/28	770	779,541
4.65%, 02/10/28	815	826,981
4.80%, 02/10/30	780	797,965
Kyndryl Holdings, Inc.
2.05%, 10/15/26	575	566,866
2.70%, 10/15/28	290	278,654
Leidos, Inc., 4.38%, 05/15/30	520	519,294
NetApp, Inc.
2.38%, 06/22/27	445	435,324
2.70%, 06/22/30	530	493,970
Teledyne FLIR LLC, 2.50%, 08/01/30	425	393,517
Western Digital Corp., 2.85%, 02/01/29	300	286,181
		62,072,509
Cosmetics & Personal Care — 0.9%
Colgate-Palmolive Co.
3.10%, 08/15/27	420	416,683
4.20%, 05/01/30	435	438,401
4.60%, 03/01/28	467	474,887
4.80%, 03/02/26	622	622,503
Estee Lauder Companies, Inc.(The)
2.38%, 12/01/29	580	544,322
2.60%, 04/15/30(a)	530	497,905
3.15%, 03/15/27	315	312,683
4.38%, 05/15/28	535	539,746
Haleon U.S. Capital LLC
3.38%, 03/24/27	1,565	1,554,972
3.38%, 03/24/29	865	846,505
Kenvue, Inc.
5.00%, 03/22/30(a)	798	821,093
5.05%, 03/22/28	780	796,932
5.35%, 03/22/26(a)	620	620,436
Procter & Gamble Co.(The)
1.00%, 04/23/26	752	747,451
1.20%, 10/29/30	1,010	889,679
1.90%, 02/01/27	835	821,437
2.45%, 11/03/26	815	807,814
2.70%, 02/02/26	530	530,000
2.80%, 03/25/27	370	366,730
2.85%, 08/11/27	595	588,862
3.00%, 03/25/30	1,180	1,136,611
3.95%, 01/26/28	405	408,366
4.05%, 05/01/30	570	572,668
4.15%, 10/24/29	395	400,041
4.35%, 01/29/29	540	550,444
Unilever Capital Corp.
1.38%, 09/14/30	385	343,098
2.00%, 07/28/26(a)	695	689,317
2.13%, 09/06/29	652	613,616
2.90%, 05/05/27	853	845,551
3.50%, 03/22/28	1,015	1,008,896
4.25%, 08/12/27	330	332,596
4.88%, 09/08/28	555	569,508
		20,709,753
Security	Par (000)	Value
Distribution & Wholesale — 0.0%
LKQ Corp., 5.75%, 06/15/28	$595	$611,347
Diversified Financial Services — 3.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26	3,070	3,035,649
3.00%, 10/29/28	2,910	2,822,311
3.65%, 07/21/27	810	805,699
3.88%, 01/23/28	440	438,351
4.13%, 02/28/29	500	498,309
4.38%, 11/15/30	480	477,632
4.45%, 04/03/26	375	375,038
4.63%, 10/15/27	475	479,031
4.63%, 09/10/29	1,025	1,036,083
4.88%, 04/01/28	605	614,672
5.10%, 01/19/29	635	649,797
5.75%, 06/06/28(a)	797	824,837
6.10%, 01/15/27(a)	655	667,211
6.15%, 09/30/30	650	692,654
6.45%, 04/15/27	1,214	1,245,825
Air Lease Corp.
1.88%, 08/15/26	987	975,500
2.10%, 09/01/28	410	387,709
2.20%, 01/15/27	620	609,467
3.00%, 02/01/30	510	479,537
3.13%, 12/01/30	600	560,005
3.25%, 10/01/29	370	355,040
3.63%, 04/01/27	353	351,138
3.63%, 12/01/27	415	411,417
3.75%, 06/01/26	570	569,305
4.63%, 10/01/28	320	322,369
5.10%, 03/01/29	390	397,400
5.30%, 06/25/26	500	502,326
5.30%, 02/01/28	588	599,637
5.85%, 12/15/27	585	602,229
Aircastle Ltd., 4.25%, 06/15/26	630	630,056
Ally Financial, Inc.
2.20%, 11/02/28	550	521,439
4.75%, 06/09/27	360	363,022
7.10%, 11/15/27(a)	385	404,262
American Express Co.
1.65%, 11/04/26	767	755,238
2.55%, 03/04/27	1,230	1,213,928
3.13%, 05/20/26(a)	585	583,719
3.30%, 05/03/27	1,200	1,193,138
4.05%, 05/03/29	707	709,512
5.85%, 11/05/27	1,040	1,074,373
Ameriprise Financial, Inc.
2.88%, 09/15/26	515	512,074
5.70%, 12/15/28	530	554,703
Ares Management Corp., 6.38%, 11/10/28(a)	435	459,043
Atlas Warehouse Lending Co. LP
4.63%, 11/15/28(c)	500	502,289
4.95%, 11/15/30(c)	505	507,078
BGC Group, Inc.
6.15%, 04/02/30	570	588,337
6.60%, 06/10/29	320	334,744
Brookfield Asset Management Ltd., 4.65%, 11/15/30	465	469,185
Brookfield Finance, Inc.
3.90%, 01/25/28	1,020	1,018,384

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
4.25%, 06/02/26	$493	$493,121
4.35%, 04/15/30(a)	610	611,899
4.85%, 03/29/29	840	854,830
Capital One Financial Corp.
3.65%, 05/11/27	535	532,598
3.75%, 07/28/26	1,338	1,336,049
3.75%, 03/09/27	822	820,410
3.80%, 01/31/28	1,075	1,069,776
4.10%, 02/09/27	335	335,279
Cboe Global Markets, Inc.
1.63%, 12/15/30	350	309,807
3.65%, 01/12/27	610	609,378
Charles Schwab Corp.(The)
0.90%, 03/11/26(a)	1,070	1,066,726
1.15%, 05/13/26(a)	684	679,068
2.00%, 03/20/28	1,075	1,035,716
2.45%, 03/03/27	1,190	1,173,074
3.20%, 03/02/27	520	516,509
3.20%, 01/25/28	610	603,134
3.25%, 05/22/29	505	493,565
3.30%, 04/01/27	640	635,954
4.00%, 02/01/29	470	472,496
4.63%, 03/22/30	410	419,010
5.88%, 08/24/26(a)	905	914,124
CI Financial Corp., 3.20%, 12/17/30	760	689,736
CME Group, Inc.
3.75%, 06/15/28	490	489,606
4.40%, 03/15/30	615	622,996
Intercontinental Exchange, Inc.
2.10%, 06/15/30	1,030	944,148
3.10%, 09/15/27	449	444,221
3.63%, 09/01/28	785	778,905
3.75%, 09/21/28	510	507,573
3.95%, 12/01/28	465	465,285
4.00%, 09/15/27	1,235	1,238,057
4.35%, 06/15/29	1,027	1,037,522
Jefferies Financial Group, Inc.
4.15%, 01/23/30	840	829,095
4.85%, 01/15/27(a)	710	715,146
5.88%, 07/21/28	850	883,329
Lazard Group LLC
4.38%, 03/11/29	425	426,194
4.50%, 09/19/28	485	488,524
LPL Holdings, Inc.
4.90%, 04/03/28	360	365,256
5.15%, 06/15/30	405	413,050
5.20%, 03/15/30	590	603,055
5.70%, 05/20/27	310	315,728
6.75%, 11/17/28	620	659,685
Marex Group PLC
5.83%, 05/08/28	430	437,650
6.40%, 11/04/29	480	500,123
Mastercard, Inc.
2.95%, 11/21/26(a)	630	626,420
2.95%, 06/01/29	792	768,109
3.30%, 03/26/27(a)	790	786,577
3.35%, 03/26/30	1,195	1,166,778
3.50%, 02/26/28	395	393,339
4.10%, 01/15/28	580	584,566
4.88%, 03/09/28(a)	580	592,864
Security	Par (000)	Value
Diversified Financial Services (continued)
Nasdaq, Inc.
1.65%, 01/15/31	$257	$227,433
3.85%, 06/30/26(a)	583	582,748
5.35%, 06/28/28	993	1,022,739
Nomura Holdings, Inc.
1.65%, 07/14/26	1,133	1,121,315
2.17%, 07/14/28	840	800,849
2.33%, 01/22/27	1,045	1,029,094
2.68%, 07/16/30	795	736,137
2.71%, 01/22/29	295	282,261
3.10%, 01/16/30	1,185	1,127,198
4.90%, 07/01/30	585	593,595
5.39%, 07/06/27(a)	425	432,475
5.59%, 07/02/27(a)	435	443,862
5.61%, 07/06/29	545	566,626
5.84%, 01/18/28	450	463,979
6.07%, 07/12/28	740	772,021
ORIX Corp.
3.70%, 07/18/27	195	194,249
4.45%, 09/09/30	330	330,512
4.65%, 09/10/29(a)	545	554,909
5.00%, 09/13/27	602	611,409
Raymond James Financial, Inc., 4.65%, 04/01/30	425	432,144
Synchrony Financial
3.70%, 08/04/26	142	141,709
3.95%, 12/01/27	715	711,520
5.15%, 03/19/29	435	441,616
Visa, Inc.
0.75%, 08/15/27	350	335,606
1.90%, 04/15/27(a)	1,205	1,181,320
2.05%, 04/15/30(a)	1,205	1,116,923
2.75%, 09/15/27	580	572,573
		84,763,584
Electric — 4.6%
AEP Texas, Inc.
3.95%, 06/01/28	380	379,051
5.45%, 05/15/29	385	399,262
Series I, 2.10%, 07/01/30	460	419,622
AES Corp.(The)
2.45%, 01/15/31	750	682,047
5.45%, 06/01/28	830	852,586
Alabama Power Co.
3.75%, 09/01/27	415	415,010
Series 20-A, 1.45%, 09/15/30	370	328,178
Ameren Corp.
1.95%, 03/15/27(a)	335	327,772
3.50%, 01/15/31	602	578,734
5.00%, 01/15/29	435	445,574
5.70%, 12/01/26(a)	455	461,029
American Electric Power Co., Inc.
5.20%, 01/15/29	805	829,712
5.75%, 11/01/27	390	401,167
Series J, 4.30%, 12/01/28	470	473,367
Avangrid, Inc., 3.80%, 06/01/29	690	680,935
Berkshire Hathaway Energy Co.
3.25%, 04/15/28	485	478,879
3.70%, 07/15/30	845	830,494
CenterPoint Energy Houston Electric LLC
4.80%, 03/15/30	385	393,867
5.20%, 10/01/28	415	428,024

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
CenterPoint Energy, Inc.
1.45%, 06/01/26	$445	$441,402
5.40%, 06/01/29	520	539,174
Commonwealth Edison Co.
2.55%, 06/15/26	430	427,941
3.70%, 08/15/28	450	448,436
Connecticut Light and Power Co. (The), Series A, 3.20%, 03/15/27	345	342,859
Consolidated Edison Co. of New York, Inc.
Series 20A, 3.35%, 04/01/30	455	440,979
Series D, 4.00%, 12/01/28	380	381,371
Constellation Energy Generation LLC
3.90%, 01/08/28	650	649,313
4.40%, 01/15/31(a)	565	563,009
5.60%, 03/01/28	605	623,710
Consumers Energy Co.
4.50%, 01/15/31	400	404,101
4.60%, 05/30/29	470	478,074
4.70%, 01/15/30	555	567,033
4.90%, 02/15/29	415	425,861
Dominion Energy, Inc.
4.25%, 06/01/28	400	401,955
4.60%, 05/15/28(a)	750	759,063
5.00%, 06/15/30	610	625,870
Series A, 1.45%, 04/15/26	525	522,554
Series C, 3.38%, 04/01/30	1,146	1,105,630
DTE Electric Co.
2.25%, 03/01/30	440	409,127
4.85%, 12/01/26(a)	355	358,314
Series A, 1.90%, 04/01/28	590	566,396
DTE Energy Co.
2.85%, 10/01/26(a)	580	576,068
4.88%, 06/01/28	670	681,558
4.95%, 07/01/27(a)	745	754,369
5.10%, 03/01/29	965	989,602
5.20%, 04/01/30	870	897,439
Duke Energy Carolinas LLC
2.45%, 02/01/30	345	323,308
3.95%, 11/15/28	745	746,258
Duke Energy Corp.
2.45%, 06/01/30(a)	690	640,488
2.65%, 09/01/26	1,385	1,374,953
3.15%, 08/15/27	602	595,012
3.40%, 06/15/29	395	386,575
4.30%, 03/15/28	730	734,832
4.85%, 01/05/27	390	393,612
4.85%, 01/05/29	510	520,898
5.00%, 12/08/27(a)	390	397,439
Duke Energy Florida LLC
1.75%, 06/15/30	435	392,683
2.50%, 12/01/29	620	585,960
3.20%, 01/15/27	550	547,413
3.80%, 07/15/28(a)	442	441,860
4.20%, 12/01/30	329	328,265
Duke Energy Progress LLC
3.45%, 03/15/29	545	537,375
3.70%, 09/01/28	385	383,841
4.35%, 03/06/27	120	120,881
Edison International
4.13%, 03/15/28	450	446,805
5.25%, 11/15/28	495	503,412
Security	Par (000)	Value
Electric (continued)
5.45%, 06/15/29	$435	$444,179
5.75%, 06/15/27	435	442,640
6.25%, 03/15/30	440	461,769
6.95%, 11/15/29	425	454,001
Emera U.S. Finance LP, 3.55%, 06/15/26	595	593,268
Entergy Arkansas LLC, 3.50%, 04/01/26(a)	500	499,726
Entergy Corp.
1.90%, 06/15/28	530	504,497
2.80%, 06/15/30	450	421,968
2.95%, 09/01/26	588	584,435
Evergy, Inc., 2.90%, 09/15/29	655	624,126
Eversource Energy
2.90%, 03/01/27	487	481,246
4.45%, 12/15/30	445	444,142
4.60%, 07/01/27	465	468,610
5.45%, 03/01/28	995	1,021,133
5.95%, 02/01/29	655	684,972
Series O, 4.25%, 04/01/29	385	385,271
Series R, 1.65%, 08/15/30	500	442,567
Exelon Corp.
2.75%, 03/15/27	630	621,984
3.40%, 04/15/26	657	656,263
4.05%, 04/15/30	995	985,744
5.15%, 03/15/28	780	797,578
5.15%, 03/15/29	515	529,431
FirstEnergy Corp.
2.65%, 03/01/30	465	434,586
Series B, 3.90%, 07/15/27	1,140	1,137,400
Florida Power & Light Co.
4.40%, 05/15/28	530	536,444
4.45%, 05/15/26(a)	437	437,361
4.63%, 05/15/30	396	403,858
5.05%, 04/01/28	715	732,506
5.15%, 06/15/29	610	633,090
Fortis, Inc./Canada, 3.06%, 10/04/26	625	620,609
Georgia Power Co.
4.00%, 10/01/28	575	576,983
4.55%, 03/15/30	490	497,414
4.65%, 05/16/28(a)	557	565,321
5.00%, 02/23/27	330	333,970
Series B, 2.65%, 09/15/29	505	480,857
Interstate Power and Light Co., 4.10%, 09/26/28	305	305,528
ITC Holdings Corp., 3.35%, 11/15/27	357	353,736
Jersey Central Power & Light Co., 4.40%, 01/15/31(c)	400	398,700
MidAmerican Energy Co., 3.65%, 04/15/29	785	777,707
National Grid PLC, 5.60%, 06/12/28	625	645,792
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26	585	579,148
3.95%, 12/10/27	180	180,421
4.12%, 09/16/27	430	431,546
4.45%, 03/13/26(a)	515	515,241
4.75%, 02/07/28	475	482,380
4.80%, 02/05/27	450	454,390
4.80%, 03/15/28	425	432,505
4.85%, 02/07/29(a)	425	435,195
4.95%, 02/07/30(a)	380	390,413
5.15%, 06/15/29(a)	390	403,060
Series D, 4.15%, 08/25/28	550	552,548
Nevada Power Co., Series CC, 3.70%, 05/01/29	320	316,287

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/27	$765	$751,085
1.90%, 06/15/28	1,660	1,584,148
2.25%, 06/01/30	1,565	1,436,903
2.75%, 11/01/29	760	724,670
3.50%, 04/01/29	400	392,938
3.55%, 05/01/27	1,190	1,184,375
4.63%, 07/15/27	995	1,005,199
4.69%, 09/01/27	455	460,198
4.85%, 02/04/28	515	524,237
4.90%, 02/28/28	932	948,553
4.90%, 03/15/29	695	711,465
5.00%, 02/28/30(a)	465	478,245
5.05%, 03/15/30	770	793,436
NSTAR Electric Co., 3.20%, 05/15/27	555	550,904
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28	500	496,833
4.30%, 05/15/28	485	488,911
4.50%, 03/20/27(c)	325	327,676
4.65%, 11/01/29	510	518,834
Pacific Gas and Electric Co.
2.10%, 08/01/27	745	723,478
2.95%, 03/01/26(a)	474	473,640
3.00%, 06/15/28	615	598,274
3.30%, 12/01/27	870	857,720
3.75%, 07/01/28	704	696,501
4.55%, 07/01/30	2,400	2,393,851
5.00%, 06/04/28	570	580,370
5.55%, 05/15/29	660	681,674
6.10%, 01/15/29	655	687,416
PacifiCorp, 5.10%, 02/15/29	335	342,925
PPL Capital Funding, Inc., 3.10%, 05/15/26	595	593,554
Public Service Electric and Gas Co., Series R, 4.20%, 01/01/31(a)	300	299,333
Public Service Enterprise Group, Inc.
1.60%, 08/15/30	400	354,778
4.90%, 03/15/30(a)	475	485,766
5.20%, 04/01/29	595	611,617
5.85%, 11/15/27	520	536,031
5.88%, 10/15/28	470	490,763
Puget Energy, Inc.
2.38%, 06/15/28	420	403,354
4.10%, 06/15/30	495	485,818
San Diego Gas & Electric Co.
2.50%, 05/15/26(a)	470	468,225
4.95%, 08/15/28	515	527,802
Series VVV, 1.70%, 10/01/30	630	562,493
Sempra
3.25%, 06/15/27	540	534,385
3.40%, 02/01/28	835	825,104
3.70%, 04/01/29	435	428,705
5.40%, 08/01/26	615	618,525
Southern California Edison Co.
2.25%, 06/01/30(a)	423	384,749
2.85%, 08/01/29	375	356,233
4.40%, 09/06/26(a)	300	300,517
4.88%, 02/01/27(a)	385	387,982
5.15%, 06/01/29	515	527,187
5.25%, 03/15/30(a)	650	667,347
5.30%, 03/01/28	595	608,663
5.35%, 03/01/26(a)	495	495,682
Security	Par (000)	Value
Electric (continued)
5.65%, 10/01/28(a)	$420	$434,978
5.85%, 11/01/27(a)	585	601,460
Series A, 4.20%, 03/01/29	435	433,424
Series D, 4.70%, 06/01/27	470	473,378
Southern Co.(The)
3.25%, 07/01/26(a)	1,410	1,407,156
4.85%, 06/15/28	575	585,334
5.50%, 03/15/29	795	826,079
Series A, 3.70%, 04/30/30	805	785,646
Southern Power Co., Series A, 4.25%, 10/01/30(a)	375	374,203
Southwestern Electric Power Co.
Series M, 4.10%, 09/15/28	470	470,059
Series N, 1.65%, 03/15/26(a)	425	423,814
Tampa Electric Co., 4.90%, 03/01/29	405	414,444
Virginia Electric & Power Co.
Series A, 2.88%, 07/15/29	330	317,466
Series A, 3.50%, 03/15/27	555	552,896
Series A, 3.80%, 04/01/28	600	598,303
Series B, 3.75%, 05/15/27	450	449,237
WEC Energy Group, Inc.
1.38%, 10/15/27	300	287,722
2.20%, 12/15/28(a)	370	352,386
Wisconsin Electric Power Co., 4.15%, 10/15/30	335	334,064
Xcel Energy, Inc.
1.75%, 03/15/27	365	356,013
2.60%, 12/01/29	370	349,035
3.35%, 12/01/26	362	360,306
3.40%, 06/01/30(a)	420	404,027
4.00%, 06/15/28	502	502,100
		108,645,536
Electrical Components & Equipment — 0.1%
Emerson Electric Co.
0.88%, 10/15/26(a)	724	709,905
1.80%, 10/15/27	350	339,038
1.95%, 10/15/30	450	408,301
2.00%, 12/21/28	825	783,756
		2,241,000
Electronics — 0.8%
Amphenol Corp.
2.80%, 02/15/30	705	669,520
3.80%, 11/15/27(a)	670	669,951
3.90%, 11/15/28	350	350,276
4.13%, 11/15/30	770	764,803
4.35%, 06/01/29	385	389,488
4.38%, 06/12/28	335	338,441
5.05%, 04/05/27	350	354,725
Arrow Electronics, Inc.
3.88%, 01/12/28	370	367,721
5.15%, 08/21/29	375	383,757
Avnet, Inc.
4.63%, 04/15/26(a)	300	300,132
6.25%, 03/15/28	365	378,533
Fortive Corp., 3.15%, 06/15/26	870	866,947
Honeywell International, Inc.
1.10%, 03/01/27	825	802,379
1.95%, 06/01/30	690	630,539
2.50%, 11/01/26	1,330	1,317,651
2.70%, 08/15/29	605	578,906
4.25%, 01/15/29	620	625,683
4.65%, 07/30/27	695	703,568

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
4.70%, 02/01/30	$830	$847,970
4.88%, 09/01/29	400	411,435
4.95%, 02/15/28	395	403,602
Jabil, Inc.
1.70%, 04/15/26	462	459,918
3.00%, 01/15/31	524	486,397
3.60%, 01/15/30	405	392,366
3.95%, 01/12/28	300	299,572
4.20%, 02/01/29	310	310,007
4.25%, 05/15/27	465	466,265
Keysight Technologies, Inc.
3.00%, 10/30/29	372	356,700
4.60%, 04/06/27	541	543,948
5.35%, 07/30/30	585	608,425
TD SYNNEX Corp.
1.75%, 08/09/26	585	577,368
2.38%, 08/09/28	455	434,196
4.30%, 01/17/29	360	359,992
Trimble, Inc., 4.90%, 06/15/28	535	543,199
Tyco Electronics Group SA
4.50%, 02/13/26	225	225,051
4.50%, 02/09/31	150	151,233
Vontier Corp.
1.80%, 04/01/26(a)	465	463,049
2.40%, 04/01/28	432	415,351
		19,249,064
Engineering & Construction — 0.0%
Jacobs Engineering Group, Inc., 6.35%, 08/18/28	375	394,266
MasTec, Inc., 5.90%, 06/15/29	390	407,699
		801,965
Environmental Control — 0.4%
Republic Services, Inc.
2.30%, 03/01/30(a)	465	433,189
2.90%, 07/01/26(a)	540	538,073
3.38%, 11/15/27	395	392,669
3.95%, 05/15/28	650	651,416
4.75%, 07/15/30	330	337,614
4.88%, 04/01/29	620	635,620
Veralto Corp.
5.35%, 09/18/28	580	598,363
5.50%, 09/18/26	690	696,420
Waste Connections, Inc.
2.60%, 02/01/30	490	463,368
3.50%, 05/01/29	430	423,366
4.25%, 12/01/28	440	443,487
Waste Management, Inc.
1.15%, 03/15/28	484	458,132
3.15%, 11/15/27	545	539,653
4.50%, 03/15/28	805	816,173
4.63%, 02/15/30	595	606,053
4.65%, 03/15/30	540	550,573
4.88%, 02/15/29	595	610,958
4.95%, 07/03/27	560	569,069
		9,764,196
Food — 1.3%
Campbell's Co.(The)
4.15%, 03/15/28	815	815,670
5.20%, 03/19/27	490	496,204
5.20%, 03/21/29	550	564,184
Campbell's Co.(The), 2.38%, 04/24/30	367	337,480
Security	Par (000)	Value
Food (continued)
Conagra Brands, Inc.
1.38%, 11/01/27	$785	$749,005
4.85%, 11/01/28	1,060	1,074,518
5.00%, 08/01/30	375	379,430
5.30%, 10/01/26	475	478,488
General Mills, Inc.
2.88%, 04/15/30	545	516,023
3.20%, 02/10/27	120	119,287
4.20%, 04/17/28	1,095	1,098,701
4.70%, 01/30/27	850	855,970
4.88%, 01/30/30	635	649,113
5.50%, 10/17/28(a)	395	409,420
Hershey Co.(The)
2.30%, 08/15/26(a)	210	208,538
4.55%, 02/24/28	45	45,722
4.75%, 02/24/30	410	419,858
Hormel Foods Corp.
1.70%, 06/03/28	585	557,153
1.80%, 06/11/30	810	732,344
4.80%, 03/30/27	410	414,153
Ingredion, Inc.
2.90%, 06/01/30	465	438,727
3.20%, 10/01/26(a)	225	223,822
J M Smucker Co.(The)
2.38%, 03/15/30	375	348,703
3.38%, 12/15/27	490	485,314
5.90%, 11/15/28	620	649,071
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 3.00%, 02/02/29	525	507,376
Kellanova
2.10%, 06/01/30	365	334,679
3.25%, 04/01/26(a)	780	779,965
3.40%, 11/15/27	195	193,574
4.30%, 05/15/28	540	544,320
Kraft Heinz Foods Co.
3.00%, 06/01/26	1,555	1,549,754
3.75%, 04/01/30(a)	630	615,627
3.88%, 05/15/27	1,075	1,071,786
Kroger Co.(The)
1.70%, 01/15/31	365	321,575
2.20%, 05/01/30(a)	390	359,019
2.65%, 10/15/26	725	718,592
3.50%, 02/01/26	440	440,000
3.70%, 08/01/27	315	313,945
4.50%, 01/15/29(a)	520	527,153
McCormick & Co., Inc./MD
0.90%, 02/15/26	451	450,533
2.50%, 04/15/30	400	372,171
3.40%, 08/15/27	560	555,930
Mondelez International, Inc.
2.63%, 03/17/27	600	591,435
2.75%, 04/13/30	535	504,478
4.25%, 05/06/28	340	341,609
4.50%, 05/06/30	435	439,184
4.75%, 02/20/29	470	479,504
Sysco Corp.
2.40%, 02/15/30	365	340,179
3.25%, 07/15/27	605	599,894
3.30%, 07/15/26	905	902,669
5.10%, 09/23/30	545	561,599

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
5.75%, 01/17/29	$435	$455,197
5.95%, 04/01/30	795	842,344
Tyson Foods, Inc.
3.55%, 06/02/27	1,062	1,055,588
4.00%, 03/01/26(a)	635	634,837
4.35%, 03/01/29	837	840,873
5.40%, 03/15/29	522	540,296
		31,852,583
Forest Products & Paper — 0.0%
Georgia-Pacific LLC, 7.75%, 11/15/29(a)	510	575,139
Gas — 0.4%
Atmos Energy Corp.
2.63%, 09/15/29	445	424,487
3.00%, 06/15/27	230	227,792
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	455	405,254
5.25%, 03/01/28	618	633,444
National Fuel Gas Co., 5.50%, 03/15/30	435	450,309
NiSource, Inc.
2.95%, 09/01/29	635	609,611
3.49%, 05/15/27	720	715,803
3.60%, 05/01/30	805	782,847
5.20%, 07/01/29	490	505,506
5.25%, 03/30/28	735	753,530
ONE Gas, Inc., 5.10%, 04/01/29	450	463,541
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/29	535	524,313
Southern California Gas Co.
2.95%, 04/15/27	565	559,154
Series TT, 2.60%, 06/15/26	470	467,580
Series XX, 2.55%, 02/01/30	440	414,882
Southern Co. Gas Capital Corp., Series 2020-A, 1.75%, 01/15/31	413	365,361
		8,303,414
Hand & Machine Tools — 0.1%
Stanley Black & Decker, Inc.
2.30%, 03/15/30	625	574,916
3.40%, 03/01/26(a)	465	464,737
4.25%, 11/15/28	445	446,087
		1,485,740
Health Care - Products — 1.1%
Abbott Laboratories
1.15%, 01/30/28(a)	500	476,710
1.40%, 06/30/30(a)	520	465,575
3.75%, 11/30/26(a)	1,350	1,350,500
Agilent Technologies, Inc.
2.10%, 06/04/30	405	370,274
2.75%, 09/15/29	407	389,121
4.20%, 09/09/27	405	406,915
Baxter International, Inc.
1.92%, 02/01/27(a)	487	476,865
2.27%, 12/01/28	1,040	985,082
3.95%, 04/01/30(a)	419	409,258
4.90%, 12/15/30	545	549,026
Boston Scientific Corp., 2.65%, 06/01/30	935	880,343
DH Europe Finance II SARL, 2.60%, 11/15/29	630	598,330
GE HealthCare Technologies, Inc.
4.15%, 12/15/28	300	300,833
4.80%, 08/14/29	860	878,001
4.80%, 01/15/31	455	462,173
Security	Par (000)	Value
Health Care - Products (continued)
5.65%, 11/15/27	$1,355	$1,393,356
5.86%, 03/15/30(a)	965	1,019,111
Medtronic Global Holdings SCA, 4.25%, 03/30/28	822	828,269
Revvity, Inc.
1.90%, 09/15/28	410	386,909
3.30%, 09/15/29	675	651,879
Smith & Nephew PLC, 2.03%, 10/14/30	700	629,967
Solventum Corp., 5.40%, 03/01/29(a)	739	765,599
Stryker Corp.
1.95%, 06/15/30	805	730,741
3.50%, 03/15/26	785	784,476
3.65%, 03/07/28	470	467,899
4.25%, 09/11/29	630	633,632
4.55%, 02/10/27	390	392,931
4.70%, 02/10/28	540	547,724
4.85%, 12/08/28	520	532,289
4.85%, 02/10/30	600	615,464
Thermo Fisher Scientific, Inc.
1.75%, 10/15/28	450	425,458
2.60%, 10/01/29	775	737,655
4.80%, 11/21/27(a)	475	483,180
4.95%, 08/10/26	630	633,412
4.98%, 08/10/30	632	653,416
5.00%, 12/05/26(a)	825	832,804
5.00%, 01/31/29	855	880,560
Zimmer Biomet Holdings, Inc.
4.70%, 02/19/27	395	398,291
5.05%, 02/19/30	455	468,510
5.35%, 12/01/28	410	424,032
		25,316,570
Health Care - Services — 2.7%
Ascension Health
Series 2025, 4.29%, 11/15/30(a)	560	560,073
Series B, 2.53%, 11/15/29	760	721,425
Centene Corp.
2.45%, 07/15/28	1,705	1,604,260
3.00%, 10/15/30	1,650	1,478,368
3.38%, 02/15/30	1,510	1,394,282
4.25%, 12/15/27	2,005	1,993,658
4.63%, 12/15/29	2,695	2,626,642
Cigna Group(The)
1.25%, 03/15/26(a)	467	465,561
2.40%, 03/15/30	1,100	1,023,017
3.05%, 10/15/27	535	527,855
3.40%, 03/01/27	1,055	1,049,242
4.38%, 10/15/28	3,030	3,054,215
4.50%, 09/15/30	760	764,385
5.00%, 05/15/29(a)	840	862,950
CommonSpirit Health
2.78%, 10/01/30	400	372,371
3.35%, 10/01/29	600	580,600
4.35%, 09/01/30(a)	500	497,654
6.07%, 11/01/27	200	206,192
Elevance Health, Inc.
1.50%, 03/15/26	665	663,027
2.25%, 05/15/30	875	803,654
2.88%, 09/15/29	670	640,084
3.65%, 12/01/27	1,340	1,333,604
4.00%, 09/15/28(a)	630	629,398
4.10%, 03/01/28	975	976,837
4.75%, 02/15/30(a)	625	636,237

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
5.15%, 06/15/29	$480	$494,472
HCA, Inc.
3.13%, 03/15/27	801	793,308
3.38%, 03/15/29	415	405,432
3.50%, 09/01/30	2,155	2,071,295
4.13%, 06/15/29	1,595	1,592,052
4.30%, 11/15/30	420	417,568
4.50%, 02/15/27	987	989,066
5.00%, 03/01/28	525	534,597
5.20%, 06/01/28(a)	790	809,298
5.25%, 06/15/26	1,202	1,204,331
5.25%, 03/01/30(a)	595	614,288
5.38%, 09/01/26	810	810,987
5.63%, 09/01/28	1,130	1,164,503
5.88%, 02/01/29	795	827,554
Humana, Inc.
1.35%, 02/03/27	557	542,360
3.13%, 08/15/29	320	306,359
3.70%, 03/23/29	670	655,930
3.95%, 03/15/27(a)	355	354,141
4.88%, 04/01/30	455	458,393
5.75%, 03/01/28(a)	315	324,040
5.75%, 12/01/28	360	373,069
ICON Investments Six DAC
5.81%, 05/08/27	415	422,840
5.85%, 05/08/29	675	703,442
IQVIA, Inc.
5.70%, 05/15/28	592	610,414
6.25%, 02/01/29	1,050	1,105,015
Kaiser Foundation Hospitals, 3.15%, 05/01/27	425	421,603
Laboratory Corp. of America Holdings
1.55%, 06/01/26(a)	515	510,941
2.95%, 12/01/29	580	554,022
3.60%, 09/01/27	410	407,686
4.35%, 04/01/30	445	445,343
Providence St. Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29	515	484,400
Quest Diagnostics, Inc.
2.95%, 06/30/30(a)	590	558,442
3.45%, 06/01/26(a)	465	464,051
4.20%, 06/30/29	415	416,645
4.63%, 12/15/29	500	508,137
UnitedHealth Group, Inc.
3.70%, 05/15/27	510	508,858
1.15%, 05/15/26	777	771,109
2.00%, 05/15/30	1,030	940,320
2.88%, 08/15/29	850	816,976
2.95%, 10/15/27	780	769,007
3.10%, 03/15/26(a)	834	833,438
3.38%, 04/15/27	515	511,956
3.45%, 01/15/27(a)	580	578,476
3.85%, 06/15/28	929	926,636
3.88%, 12/15/28	670	668,728
4.00%, 05/15/29	697	695,926
4.25%, 01/15/29	1,031	1,038,147
4.40%, 06/15/28	410	414,231
4.60%, 04/15/27	405	408,543
4.65%, 01/15/31	525	531,400
4.75%, 07/15/26(a)	555	557,458
4.80%, 01/15/30	984	1,006,250
5.25%, 02/15/28	765	784,309
Security	Par (000)	Value
Health Care - Services (continued)
5.30%, 02/15/30	$970	$1,008,946
Universal Health Services, Inc.
1.65%, 09/01/26	685	675,298
2.65%, 10/15/30(a)	500	455,553
4.63%, 10/15/29	390	392,156
		64,115,336
Holding Companies - Diversified — 1.4%
Apollo Debt Solutions BDC
5.70%, 01/23/31(c)	525	522,290
5.88%, 08/30/30	335	337,332
6.90%, 04/13/29	835	871,915
Ares Capital Corp.
2.15%, 07/15/26	910	901,192
2.88%, 06/15/27	415	407,238
2.88%, 06/15/28	1,040	997,812
5.10%, 01/15/31	455	447,123
5.50%, 09/01/30	580	582,612
5.88%, 03/01/29	770	790,180
5.95%, 07/15/29	670	688,562
7.00%, 01/15/27	780	801,141
Ares Strategic Income Fund
4.85%, 01/15/29(c)	490	484,543
5.15%, 01/15/31(c)	350	340,549
5.45%, 09/09/28(c)	555	559,924
5.55%, 04/15/31(c)	200	197,819
5.60%, 02/15/30	550	550,219
5.70%, 03/15/28	795	805,040
5.80%, 09/09/30(c)	405	406,215
6.35%, 08/15/29	580	597,511
Blackstone Private Credit Fund
2.63%, 12/15/26	800	787,338
3.25%, 03/15/27	700	689,581
4.00%, 01/15/29	450	436,689
5.05%, 09/10/30	415	405,915
5.35%, 03/12/31	200	195,299
5.95%, 07/16/29	545	554,345
6.25%, 01/25/31	420	427,874
7.30%, 11/27/28(a)	510	539,301
Blackstone Secured Lending Fund
2.13%, 02/15/27	560	547,070
2.75%, 09/16/26(a)	680	673,164
2.85%, 09/30/28	550	520,282
5.13%, 01/31/31	350	342,543
5.30%, 06/30/30	395	392,106
5.35%, 04/13/28	590	595,295
Blue Owl Capital Corp.
2.63%, 01/15/27(a)	330	322,901
2.88%, 06/11/28	660	625,415
3.40%, 07/15/26	892	887,236
5.95%, 03/15/29(a)	750	758,053
6.20%, 07/15/30	400	403,741
Blue Owl Credit Income Corp.
5.80%, 03/15/30	760	753,640
5.90%, 05/23/28(c)	50	50,768
6.60%, 09/15/29	705	725,511
7.75%, 09/16/27	480	499,129
7.75%, 01/15/29	445	471,862
7.95%, 06/13/28	835	883,214
Blue Owl Technology Finance Corp., 6.10%, 03/15/28(a)	505	512,138

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29(a)	$530	$543,879
FS KKR Capital Corp.
3.13%, 10/12/28	580	535,309
3.25%, 07/15/27(a)	305	295,319
6.13%, 01/15/30(a)	520	507,586
6.88%, 08/15/29(a)	455	457,981
Goldman Sachs Private Credit Corp.
5.38%, 01/31/29(c)	465	465,206
5.88%, 01/31/31(c)	350	347,256
6.25%, 05/06/30(c)	450	458,312
Golub Capital BDC, Inc.
2.50%, 08/24/26	547	541,122
6.00%, 07/15/29	560	573,266
7.05%, 12/05/28(a)	500	526,403
Golub Capital Private Credit Fund
5.45%, 08/15/28(c)	430	433,055
5.60%, 04/15/31(c)	150	148,015
5.80%, 09/12/29(a)	385	390,588
5.88%, 05/01/30	375	379,574
HA Sustainable Infrastructure Capital, Inc., 6.15%, 01/15/31	420	431,209
Sixth Street Lending Partners
5.75%, 01/15/30	460	464,842
6.13%, 07/15/30	580	593,083
6.50%, 03/11/29	575	597,057
		33,978,689
Home Builders — 0.1%
DR Horton, Inc.
1.30%, 10/15/26(a)	415	407,765
1.40%, 10/15/27	320	306,836
4.85%, 10/15/30(a)	375	383,963
Lennar Corp.
4.75%, 11/29/27	645	651,147
5.20%, 07/30/30	580	597,480
		2,347,191
Home Furnishings — 0.0%
Leggett & Platt, Inc.
3.50%, 11/15/27	390	384,489
4.40%, 03/15/29	410	405,099
		789,588
Household Products & Wares — 0.2%
Avery Dennison Corp.
2.65%, 04/30/30	360	336,429
4.88%, 12/06/28	445	453,450
Clorox Co.(The)
1.80%, 05/15/30(a)	368	332,231
3.90%, 05/15/28	390	389,688
4.40%, 05/01/29(a)	455	459,772
Kimberly-Clark Corp.
1.05%, 09/15/27	155	148,745
3.10%, 03/26/30	667	640,722
3.20%, 04/25/29	490	479,044
3.95%, 11/01/28	480	480,618
		3,720,699
Insurance — 1.8%
Aflac, Inc., 3.60%, 04/01/30	795	780,789
Alleghany Corp., 3.63%, 05/15/30	425	416,289
Allstate Corp.(The)
1.45%, 12/15/30	95	83,091
Security	Par (000)	Value
Insurance (continued)
3.28%, 12/15/26	$525	$522,382
5.05%, 06/24/29(a)	515	531,052
American International Group, Inc., 4.85%, 05/07/30	520	532,491
American National Group, Inc.
5.00%, 06/15/27	500	503,634
5.75%, 10/01/29	480	496,763
Aon Corp.
2.80%, 05/15/30	792	747,581
3.75%, 05/02/29	692	685,435
8.21%, 01/01/27	235	243,515
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27	435	429,266
Aon North America, Inc.
5.13%, 03/01/27	535	541,514
5.15%, 03/01/29	765	788,051
Arch Capital Finance LLC, 4.01%, 12/15/26	512	511,889
Arthur J Gallagher & Co.
4.60%, 12/15/27	560	566,512
4.85%, 12/15/29	585	598,487
Athene Holding Ltd.
3.50%, 01/15/31	350	332,095
4.13%, 01/12/28(a)	765	765,174
6.15%, 04/03/30(a)	375	397,380
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30	590	527,227
1.85%, 03/12/30	393	361,518
2.30%, 03/15/27	640	630,533
Berkshire Hathaway, Inc., 3.13%, 03/15/26(a)	2,021	2,019,375
Brighthouse Financial, Inc.
3.70%, 06/22/27	485	479,839
5.63%, 05/15/30(a)	470	478,554
Brown & Brown, Inc.
4.70%, 06/23/28	410	415,446
4.90%, 06/23/30(a)	630	639,784
Chubb INA Holdings LLC
1.38%, 09/15/30	830	733,310
3.35%, 05/03/26(a)	1,160	1,158,854
4.65%, 08/15/29	585	598,219
CNA Financial Corp.
2.05%, 08/15/30	415	374,886
3.45%, 08/15/27	435	431,050
3.90%, 05/01/29	355	352,579
CNO Financial Group, Inc., 5.25%, 05/30/29	425	432,619
Corebridge Financial, Inc.
3.65%, 04/05/27	1,049	1,044,547
3.85%, 04/05/29	830	821,795
Enstar Group Ltd., 4.95%, 06/01/29	430	434,685
Equitable Holdings, Inc., 4.35%, 04/20/28	767	771,111
F&G Annuities & Life, Inc.
6.50%, 06/04/29	450	467,464
7.40%, 01/13/28	400	417,919
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30	475	477,861
4.85%, 04/17/28	375	380,198
Fidelity National Financial, Inc., 3.40%, 06/15/30	505	481,136
Hartford Financial Services Group, Inc. (The), 2.80%, 08/19/29	525	503,630
Lincoln National Corp.
3.40%, 01/15/31	350	332,199
3.80%, 03/01/28	350	348,075

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Loews Corp.
3.20%, 05/15/30	$430	$412,003
3.75%, 04/01/26(a)	385	384,795
Manulife Financial Corp.
2.48%, 05/19/27	490	481,427
4.15%, 03/04/26	880	880,201
Marsh & McLennan Companies, Inc.
2.25%, 11/15/30(a)	650	593,361
3.75%, 03/14/26(a)	528	527,877
4.38%, 03/15/29	1,215	1,227,305
4.55%, 11/08/27	735	743,380
4.65%, 03/15/30	770	783,939
MetLife, Inc., 4.55%, 03/23/30(a)	805	819,601
Old Republic International Corp., 3.88%, 08/26/26(a)	419	418,670
Principal Financial Group, Inc.
2.13%, 06/15/30	485	442,434
3.70%, 05/15/29	445	438,921
Progressive Corp.(The)
2.45%, 01/15/27(a)	420	414,885
2.50%, 03/15/27	435	428,839
3.20%, 03/26/30	385	372,212
4.00%, 03/01/29	460	460,937
Prudential Financial, Inc.
1.50%, 03/10/26	395	394,016
2.10%, 03/10/30(a)	380	352,889
Prudential Funding Asia PLC, 3.13%, 04/14/30	807	772,292
Reinsurance Group of America, Inc.
3.15%, 06/15/30	470	445,595
3.90%, 05/15/29	560	555,391
Trinity Acquisition PLC, 4.40%, 03/15/26(a)	475	475,000
Willis North America, Inc.
2.95%, 09/15/29	580	553,826
4.50%, 09/15/28	470	473,801
4.55%, 03/15/31	475	474,678
4.65%, 06/15/27	635	640,031
		41,556,109
Internet — 2.0%
Alphabet, Inc.
0.80%, 08/15/27(a)	770	739,003
1.10%, 08/15/30	1,900	1,675,637
2.00%, 08/15/26(a)	1,650	1,635,877
3.88%, 11/15/28	290	291,358
4.00%, 05/15/30(a)	745	745,509
4.10%, 11/15/30	2,075	2,077,107
Amazon.com, Inc.
1.00%, 05/12/26	2,345	2,327,834
1.20%, 06/03/27	980	950,001
1.50%, 06/03/30	1,525	1,373,532
1.65%, 05/12/28	1,970	1,883,244
3.15%, 08/22/27	2,801	2,781,772
3.30%, 04/13/27	1,580	1,574,035
3.45%, 04/13/29	1,205	1,192,294
3.90%, 11/20/28	1,270	1,274,461
4.10%, 11/20/30(a)	2,130	2,130,636
4.55%, 12/01/27	1,629	1,655,859
4.65%, 12/01/29	1,200	1,230,678
AppLovin Corp., 5.13%, 12/01/29	775	794,590
Booking Holdings, Inc.
3.55%, 03/15/28	435	431,442
3.60%, 06/01/26	997	996,336
Security	Par (000)	Value
Internet (continued)
eBay, Inc.
1.40%, 05/10/26(a)	$765	$759,831
2.70%, 03/11/30	715	672,742
3.60%, 06/05/27	592	588,917
4.25%, 03/06/29	270	271,031
Expedia Group, Inc.
3.25%, 02/15/30	955	917,054
3.80%, 02/15/28	790	786,132
4.63%, 08/01/27	530	533,836
5.00%, 02/15/26	607	607,008
Meta Platforms, Inc.
3.50%, 08/15/27	2,275	2,271,183
4.20%, 11/15/30	3,365	3,359,123
4.30%, 08/15/29(a)	785	794,402
4.60%, 05/15/28	1,230	1,251,592
4.80%, 05/15/30	755	775,345
Netflix, Inc.
4.38%, 11/15/26	890	892,595
4.88%, 04/15/28	1,295	1,322,019
5.88%, 11/15/28	1,540	1,615,508
6.38%, 05/15/29	625	668,578
Uber Technologies, Inc.
4.15%, 01/15/31(a)	850	842,270
4.30%, 01/15/30	990	993,297
VeriSign, Inc., 4.75%, 07/15/27	340	339,762
		48,023,430
Iron & Steel — 0.2%
ArcelorMittal SA
4.25%, 07/16/29	370	370,697
6.55%, 11/29/27	940	978,480
Nucor Corp.
2.70%, 06/01/30(a)	395	371,445
3.95%, 05/01/28	395	395,272
4.30%, 05/23/27	420	422,846
4.65%, 06/01/30	370	376,327
Steel Dynamics, Inc.
3.25%, 01/15/31	401	380,479
3.45%, 04/15/30	470	454,589
4.00%, 12/15/28	375	374,174
		4,124,309
Leisure Time — 0.0%
Polaris, Inc., 6.95%, 03/15/29	400	425,158
Lodging — 0.5%
Hyatt Hotels Corp.
5.05%, 03/30/28	390	397,252
5.25%, 06/30/29	515	530,981
5.75%, 01/30/27(a)	130	131,945
Las Vegas Sands Corp.
3.50%, 08/18/26	795	791,917
3.90%, 08/08/29	583	568,121
5.63%, 06/15/28	795	813,603
5.90%, 06/01/27	540	549,966
6.00%, 08/15/29(a)	365	380,597
6.00%, 06/14/30(a)	415	432,783
Marriott International, Inc./MD
4.80%, 03/15/30	385	392,997
4.88%, 05/15/29	430	439,687
4.90%, 04/15/29(a)	650	664,393
5.00%, 10/15/27	720	731,573
5.55%, 10/15/28	585	607,402

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging (continued)
Series FF, 4.63%, 06/15/30	$777	$787,055
Series R, 3.13%, 06/15/26	670	667,959
Sands China Ltd.
2.30%, 03/08/27	500	489,044
2.85%, 03/08/29	542	516,565
4.38%, 06/18/30	440	433,111
5.40%, 08/08/28	1,475	1,503,702
		11,830,653
Machinery — 1.9%
Caterpillar Financial Services Corp.
0.90%, 03/02/26(a)	598	596,539
1.10%, 09/14/27(a)	640	614,316
1.15%, 09/14/26(a)	473	465,434
1.70%, 01/08/27(a)	500	491,160
3.60%, 08/12/27(a)	655	654,383
3.70%, 01/10/28	300	299,945
3.95%, 11/14/28	560	561,988
4.15%, 01/08/31	300	299,594
4.35%, 05/15/26	1,100	1,101,822
4.38%, 08/16/29	460	466,743
4.40%, 10/15/27	530	536,148
4.45%, 10/16/26(a)	475	477,539
4.50%, 01/08/27(a)	360	362,647
4.60%, 11/15/27(a)	580	589,438
4.70%, 11/15/29(a)	752	771,372
4.85%, 02/27/29	465	478,012
5.00%, 05/14/27	615	625,176
5.05%, 02/27/26(a)	715	715,564
Series K, 4.10%, 08/15/28	390	393,075
Caterpillar, Inc.
2.60%, 09/19/29	440	420,967
2.60%, 04/09/30	655	619,869
CNH Industrial Capital LLC
1.45%, 07/15/26	680	671,950
4.38%, 03/07/31	200	198,414
4.50%, 10/08/27	385	387,502
4.50%, 10/16/30	300	300,315
4.55%, 04/10/28	605	609,947
4.75%, 03/21/28	265	268,110
5.10%, 04/20/29	440	451,210
5.50%, 01/12/29	465	481,386
Deere & Co.
3.10%, 04/15/30	560	539,185
5.38%, 10/16/29(a)	385	404,348
Deere Funding Canada Corp., 4.15%, 10/09/30	410	409,306
Eaton Capital ULC, 4.45%, 05/09/30	395	398,238
Flowserve Corp., 3.50%, 10/01/30	405	387,118
IDEX Corp.
3.00%, 05/01/30	405	383,676
4.95%, 09/01/29	385	393,064
Ingersoll Rand, Inc.
5.18%, 06/15/29	625	646,165
5.20%, 06/15/27	525	533,169
5.40%, 08/14/28	405	418,430
John Deere Capital Corp.
1.05%, 06/17/26(a)	405	400,808
1.45%, 01/15/31	430	379,332
1.50%, 03/06/28	410	391,790
1.70%, 01/11/27(a)	470	461,575
1.75%, 03/09/27	450	440,816
2.35%, 03/08/27	485	478,122
Security	Par (000)	Value
Machinery (continued)
2.45%, 01/09/30(a)	$439	$415,978
2.65%, 06/10/26(a)	460	458,235
2.80%, 09/08/27(a)	88	86,771
2.80%, 07/18/29	500	481,956
3.35%, 04/18/29	410	403,123
3.45%, 03/07/29	510	503,622
4.15%, 09/15/27	695	699,860
4.20%, 07/15/27	540	544,122
4.38%, 10/15/30	450	454,866
4.50%, 01/08/27(a)	555	559,158
4.50%, 01/16/29	827	841,736
4.65%, 01/07/28(a)	405	412,267
4.70%, 06/10/30	785	805,121
4.75%, 06/08/26(a)	600	601,851
4.75%, 01/20/28(a)	890	908,334
4.85%, 03/05/27	470	475,779
4.85%, 06/11/29	620	637,864
4.90%, 06/11/27	595	604,897
4.90%, 03/03/28(a)	552	565,372
4.95%, 07/14/28(a)	1,205	1,238,315
5.05%, 03/03/26(a)	465	465,464
5.15%, 09/08/26(a)	440	443,626
Series I, 4.25%, 06/05/28	570	576,901
Series I, 4.55%, 06/05/30	640	651,035
Nordson Corp., 4.50%, 12/15/29	470	473,250
nVent Finance SARL, 4.55%, 04/15/28	400	402,109
Otis Worldwide Corp.
2.29%, 04/05/27	305	299,277
2.57%, 02/15/30	1,185	1,110,471
5.25%, 08/16/28	630	648,419
Regal Rexnord Corp.
6.05%, 02/15/26	930	930,800
6.05%, 04/15/28	995	1,031,167
6.30%, 02/15/30	890	943,978
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26(a)	635	631,793
4.70%, 09/15/28	1,045	1,058,668
4.90%, 05/29/30	400	408,695
Xylem, Inc./New York
1.95%, 01/30/28	395	380,642
2.25%, 01/30/31(a)	350	316,945
3.25%, 11/01/26(a)	440	437,557
		44,885,731
Manufacturing — 0.4%
3M Co.
2.25%, 09/19/26(a)	445	440,622
2.38%, 08/26/29	775	731,695
2.88%, 10/15/27	595	585,241
3.05%, 04/15/30	475	454,070
3.38%, 03/01/29	635	622,856
3.63%, 09/14/28	540	536,053
4.80%, 03/15/30	470	479,878
Eaton Corp.
3.10%, 09/15/27	265	262,062
4.35%, 05/18/28	435	439,331
Illinois Tool Works, Inc., 2.65%, 11/15/26(a)	832	826,202
Parker-Hannifin Corp.
3.25%, 03/01/27	530	526,531
3.25%, 06/14/29	795	774,762
4.25%, 09/15/27	920	925,014
4.50%, 09/15/29(a)	790	800,952

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Manufacturing (continued)
Teledyne Technologies, Inc., 2.25%, 04/01/28	$575	$554,715
Textron, Inc., 3.00%, 06/01/30	425	402,741
		9,362,725
Media — 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	990	929,359
3.75%, 02/15/28	822	812,750
4.20%, 03/15/28(a)	1,052	1,047,810
5.05%, 03/30/29	1,010	1,020,433
6.10%, 06/01/29	1,110	1,157,698
Comcast Corp.
1.95%, 01/15/31	1,020	910,967
2.35%, 01/15/27(a)	1,139	1,124,120
2.65%, 02/01/30	1,270	1,197,355
3.15%, 02/15/28	1,015	1,000,121
3.30%, 02/01/27	1,003	998,708
3.30%, 04/01/27	725	720,846
3.40%, 04/01/30	1,375	1,331,548
3.55%, 05/01/28(a)	532	528,583
4.15%, 10/15/28	2,515	2,527,587
4.25%, 10/15/30	968	967,839
4.55%, 01/15/29	755	768,049
5.10%, 06/01/29	527	544,630
FactSet Research Systems, Inc., 2.90%, 03/01/27	380	375,377
Fox Corp.
3.50%, 04/08/30	450	436,182
4.71%, 01/25/29	1,580	1,602,882
Paramount Global
2.90%, 01/15/27(a)	471	463,571
3.38%, 02/15/28	170	165,097
3.70%, 06/01/28	305	297,029
4.20%, 06/01/29	280	272,377
4.95%, 01/15/31	900	860,962
7.88%, 07/30/30	580	623,740
TWDC Enterprises 18 Corp.
1.85%, 07/30/26(a)	971	962,185
2.95%, 06/15/27	830	822,534
3.00%, 02/13/26	899	898,994
Walt Disney Co.(The)
2.00%, 09/01/29	1,590	1,488,949
2.20%, 01/13/28(a)	775	754,196
2.65%, 01/13/31	1,926	1,804,283
3.70%, 03/23/27	435	434,772
3.80%, 03/22/30(a)	955	946,672
		30,798,205
Mining — 0.3%
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28	772	784,755
4.88%, 02/27/26(a)	685	685,213
5.00%, 02/21/30	770	792,902
5.10%, 09/08/28	545	560,274
5.25%, 09/08/26(a)	720	726,102
5.25%, 09/08/30	700	729,085
Freeport-McMoRan, Inc., 4.63%, 08/01/30	485	489,773
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	550	590,579
Rio Tinto Finance USA PLC
4.38%, 03/12/27(a)	340	342,438
4.50%, 03/14/28	615	622,346
Security	Par (000)	Value
Mining (continued)
4.88%, 03/14/30(a)	$1,424	$1,459,172
		7,782,639
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26(a)	795	786,183
3.25%, 02/15/29	540	521,215
3.28%, 12/01/28	407	396,161
4.25%, 04/01/28	450	448,423
5.10%, 03/01/30	480	489,594
		2,641,576
Oil & Gas — 2.8%
BP Capital Markets America, Inc.
1.75%, 08/10/30	785	706,299
3.02%, 01/16/27	708	703,332
3.54%, 04/06/27	440	438,772
3.59%, 04/14/27	530	528,737
3.63%, 04/06/30	995	977,000
3.94%, 09/21/28	810	810,825
4.23%, 11/06/28	1,605	1,616,694
4.70%, 04/10/29	965	984,973
4.87%, 11/25/29	487	499,963
4.97%, 10/17/29	600	617,444
5.02%, 11/17/27(a)	800	816,181
BP Capital Markets PLC
3.28%, 09/19/27	1,177	1,168,527
3.72%, 11/28/28	645	641,879
Canadian Natural Resources Ltd.
2.95%, 07/15/30(a)	421	397,642
3.85%, 06/01/27	970	969,243
5.00%, 12/15/29	580	595,967
Chevron Corp.
2.00%, 05/11/27	855	837,862
2.24%, 05/11/30	1,170	1,086,696
2.95%, 05/16/26	1,874	1,869,587
Chevron USA, Inc.
1.02%, 08/12/27	570	548,033
3.85%, 01/15/28	340	341,328
3.95%, 08/13/27	375	376,677
4.05%, 08/13/28	390	393,092
4.30%, 10/15/30	960	969,378
4.41%, 02/26/27	290	292,378
4.48%, 02/26/28(a)	755	765,767
4.69%, 04/15/30	850	868,500
ConocoPhillips Co.
4.70%, 01/15/30	1,090	1,110,849
6.95%, 04/15/29	605	657,314
Continental Resources, Inc./OK, 4.38%, 01/15/28	825	825,943
Coterra Energy, Inc., 3.90%, 05/15/27	130	129,757
Devon Energy Corp., 4.50%, 01/15/30(a)	570	573,453
Diamondback Energy, Inc.
3.25%, 12/01/26(a)	645	641,403
3.50%, 12/01/29	910	883,899
5.15%, 01/30/30	670	688,714
5.20%, 04/18/27	667	676,189
EOG Resources, Inc.
4.38%, 04/15/30	580	583,143
4.40%, 07/15/28(a)	485	490,621
4.40%, 01/15/31	525	525,537
EQT Corp.
3.90%, 10/01/27(a)	635	632,657

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
4.50%, 01/15/29	$140	$140,676
4.75%, 01/15/31	1,090	1,094,763
5.70%, 04/01/28	450	464,244
6.38%, 04/01/29	205	212,137
7.00%, 02/01/30	537	582,996
Equinor ASA
2.38%, 05/22/30	550	512,095
3.00%, 04/06/27	275	272,997
3.13%, 04/06/30	1,015	977,295
3.63%, 09/10/28	725	723,466
4.25%, 06/02/28(a)	385	388,769
4.50%, 09/03/30	550	556,823
Expand Energy Corp.
5.38%, 02/01/29	355	355,041
5.38%, 03/15/30	1,035	1,052,746
Exxon Mobil Corp.
2.28%, 08/16/26(a)	870	862,889
2.44%, 08/16/29	995	951,574
2.61%, 10/15/30	1,341	1,258,369
3.04%, 03/01/26(a)	1,925	1,923,741
3.29%, 03/19/27	850	846,835
3.48%, 03/19/30	1,680	1,644,126
Hess Corp., 4.30%, 04/01/27	787	790,257
HF Sinclair Corp., 5.75%, 01/15/31	475	492,354
Marathon Petroleum Corp.
5.13%, 12/15/26(a)	645	649,748
5.15%, 03/01/30	910	936,898
Occidental Petroleum Corp.
6.13%, 01/01/31	825	872,513
6.63%, 09/01/30	1,225	1,317,364
8.88%, 07/15/30	775	894,180
Ovintiv, Inc., 5.65%, 05/15/28	550	567,325
Phillips 66
1.30%, 02/15/26	117	116,881
2.15%, 12/15/30	700	631,230
3.90%, 03/15/28(a)	700	698,609
Phillips 66 Co.
3.15%, 12/15/29	435	418,915
4.95%, 12/01/27	595	605,160
Pioneer Natural Resources Co., 1.90%, 08/15/30	700	635,299
Shell Finance U.S., Inc.
2.38%, 11/07/29	855	807,865
2.75%, 04/06/30	1,110	1,052,539
3.88%, 11/13/28(c)	1,170	1,173,580
4.13%, 11/06/30	669	667,872
Shell International Finance BV
2.50%, 09/12/26(a)	845	839,361
2.88%, 05/10/26	1,470	1,466,218
TotalEnergies Capital International SA
2.83%, 01/10/30	845	808,580
3.46%, 02/19/29	1,005	992,404
TotalEnergies Capital SA, 3.88%, 10/11/28	825	827,305
TotalEnergies Capital USA LLC, 4.25%, 01/13/31	1,160	1,160,226
Valero Energy Corp.
2.15%, 09/15/27	435	422,483
4.35%, 06/01/28	485	487,679
5.15%, 02/15/30	560	576,750
Viper Energy Partners LLC, 4.90%, 08/01/30(a)	355	359,411
Security	Par (000)	Value
Oil & Gas (continued)
Woodside Finance Ltd.
4.90%, 05/19/28	$430	$436,650
5.40%, 05/19/30	955	982,403
		66,751,896
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
2.06%, 12/15/26	480	473,186
3.14%, 11/07/29	435	420,149
3.34%, 12/15/27	1,080	1,069,460
4.49%, 05/01/30	410	414,303
Halliburton Co., 2.92%, 03/01/30	796	754,580
NOV, Inc., 3.60%, 12/01/29(a)(b)	415	405,706
		3,537,384
Packaging & Containers — 0.3%
Amcor Finance USA, Inc., 3.63%, 04/28/26	570	569,407
Amcor Flexibles North America, Inc.
2.63%, 06/19/30	375	349,436
4.80%, 03/17/28	475	481,873
5.10%, 03/17/30	565	580,405
Amcor Group Finance PLC, 5.45%, 05/23/29(a)	430	446,220
Berry Global, Inc., 5.50%, 04/15/28	395	407,124
Packaging Corp. of America
3.00%, 12/15/29	375	359,132
3.40%, 12/15/27	390	386,149
Smurfit Kappa Treasury ULC, 5.20%, 01/15/30	830	855,775
Sonoco Products Co.
3.13%, 05/01/30	425	402,876
4.45%, 09/01/26	245	245,589
4.60%, 09/01/29	480	484,121
WRKCo, Inc.
3.90%, 06/01/28	365	363,807
4.00%, 03/15/28	475	475,225
4.90%, 03/15/29	615	627,509
		7,034,648
Pharmaceuticals — 4.7%
AbbVie, Inc.
2.95%, 11/21/26	3,215	3,192,667
3.20%, 05/14/26	1,605	1,602,243
3.20%, 11/21/29	4,268	4,142,732
4.25%, 11/14/28	1,450	1,464,866
4.65%, 03/15/28	990	1,006,633
4.80%, 03/15/27	1,755	1,773,534
4.80%, 03/15/29	2,010	2,058,020
4.88%, 03/15/30	770	792,016
Astrazeneca Finance LLC
1.20%, 05/28/26	1,017	1,008,486
1.75%, 05/28/28	995	950,615
4.80%, 02/26/27	980	989,011
4.85%, 02/26/29	1,000	1,025,700
4.88%, 03/03/28	850	867,891
4.90%, 03/03/30	515	530,856
AstraZeneca PLC
0.70%, 04/08/26(a)	960	954,822
1.38%, 08/06/30	950	844,368
3.13%, 06/12/27	580	576,067
4.00%, 01/17/29	810	812,518
Becton Dickinson & Co.
2.82%, 05/20/30(a)	600	565,877
3.70%, 06/06/27	1,360	1,355,410

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.69%, 02/13/28(a)	$640	$648,711
4.87%, 02/08/29	570	581,579
5.08%, 06/07/29	510	524,095
Bristol-Myers Squibb Co.
1.13%, 11/13/27(a)	550	526,165
1.45%, 11/13/30	940	831,335
3.25%, 02/27/27(a)	470	467,836
3.40%, 07/26/29	1,860	1,826,327
3.45%, 11/15/27	510	508,530
Cardinal Health, Inc.
3.41%, 06/15/27	960	953,714
4.50%, 09/15/30(a)	465	468,520
4.70%, 11/15/26	445	447,883
5.00%, 11/15/29	625	642,279
5.13%, 02/15/29	540	555,749
Cencora, Inc.
2.80%, 05/15/30	453	426,243
3.45%, 12/15/27	590	584,396
4.63%, 12/15/27	390	394,792
4.85%, 12/15/29	470	480,840
CVS Health Corp.
1.30%, 08/21/27	1,740	1,668,876
1.75%, 08/21/30	960	852,871
2.88%, 06/01/26(a)	1,409	1,403,709
3.00%, 08/15/26	660	656,339
3.25%, 08/15/29(a)	1,405	1,357,035
3.63%, 04/01/27	595	592,210
3.75%, 04/01/30	1,175	1,144,516
4.30%, 03/25/28	3,910	3,924,822
5.00%, 02/20/26	1,221	1,221,091
5.00%, 01/30/29	830	848,389
5.13%, 02/21/30	1,150	1,179,485
5.25%, 01/30/31	563	580,583
5.40%, 06/01/29(a)	805	832,356
Eli Lilly & Co.
3.38%, 03/15/29	800	789,449
4.00%, 10/15/28	795	800,188
4.15%, 08/14/27	595	599,251
4.20%, 08/14/29	765	772,777
4.50%, 02/09/27	785	790,708
4.50%, 02/09/29	765	779,006
4.55%, 02/12/28	785	797,750
4.75%, 02/12/30	950	974,785
5.00%, 02/27/26	560	559,987
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	787	772,628
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	1,392	1,394,497
4.50%, 04/15/30	660	670,261
Johnson & Johnson
0.95%, 09/01/27	1,180	1,132,600
1.30%, 09/01/30	1,300	1,159,086
2.45%, 03/01/26(a)	2,039	2,036,847
2.90%, 01/15/28	1,205	1,189,404
2.95%, 03/03/27(a)	815	809,307
4.50%, 03/01/27	575	580,191
4.55%, 03/01/28	575	584,954
4.70%, 03/01/30(a)	885	909,393
4.80%, 06/01/29(a)	995	1,026,846
McKesson Corp.
1.30%, 08/15/26(a)	485	478,581
4.25%, 09/15/29	465	467,665
Security	Par (000)	Value
Pharmaceuticals (continued)
4.65%, 05/30/30	$515	$523,325
Merck & Co., Inc.
0.75%, 02/24/26(a)	829	827,261
1.45%, 06/24/30	919	822,816
1.70%, 06/10/27(a)	1,310	1,277,946
3.40%, 03/07/29	1,405	1,384,405
3.85%, 09/15/27	595	596,888
3.85%, 03/15/29	350	349,892
4.15%, 09/15/30(a)	710	711,721
4.30%, 05/17/30	560	564,321
Merck & Co.,Inc.
1.90%, 12/10/28(a)	860	816,971
4.05%, 05/17/28	405	407,846
Mylan, Inc., 4.55%, 04/15/28	551	552,490
Novartis Capital Corp.
2.00%, 02/14/27(b)	975	958,633
2.20%, 08/14/30(b)	1,142	1,055,655
3.10%, 05/17/27(b)	765	759,107
3.80%, 09/18/29(b)	749	746,176
3.90%, 11/05/28(b)	450	451,344
4.10%, 11/05/30(b)	1,465	1,464,900
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/28	3,120	3,157,614
4.65%, 05/19/30	2,517	2,563,661
Pfizer, Inc.
1.70%, 05/28/30	734	664,718
2.63%, 04/01/30	1,015	957,976
2.75%, 06/03/26(a)	1,018	1,014,425
3.00%, 12/15/26	1,335	1,325,914
3.45%, 03/15/29	1,223	1,210,615
3.60%, 09/15/28(a)	675	675,202
3.88%, 11/15/27	330	331,113
4.20%, 11/15/30	815	815,952
Pharmacia LLC, 6.60%, 12/01/28	725	776,711
Sanofi SA, 3.63%, 06/19/28	790	787,872
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26(a)	562	559,431
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	1,880	1,721,121
5.00%, 11/26/28	1,360	1,391,801
Utah Acquisition Sub, Inc., 3.95%, 06/15/26(a)	1,295	1,293,322
Viatris, Inc.
2.30%, 06/22/27	580	564,669
2.70%, 06/22/30	1,050	961,154
Zoetis, Inc.
2.00%, 05/15/30	590	540,306
3.00%, 09/12/27	585	577,539
3.90%, 08/20/28	334	334,061
4.15%, 08/17/28	470	472,525
		110,691,168
Pipelines — 2.9%
Boardwalk Pipelines LP
4.45%, 07/15/27	335	336,519
4.80%, 05/03/29	395	400,643
5.95%, 06/01/26	455	458,095
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	900	880,387
5.13%, 06/30/27	960	969,167
Cheniere Energy Partners LP, 4.50%, 10/01/29	1,250	1,253,895
Cheniere Energy, Inc., 4.63%, 10/15/28	1,545	1,545,071

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
DCP Midstream Operating LP
5.13%, 05/15/29(a)	$490	$501,792
5.63%, 07/15/27	405	412,381
Enbridge, Inc.
1.60%, 10/04/26(a)	403	396,609
3.13%, 11/15/29	760	729,532
3.70%, 07/15/27	495	493,043
4.20%, 11/20/28	400	401,239
4.25%, 12/01/26(a)	695	696,781
4.50%, 02/15/31	375	375,026
4.90%, 06/20/30	490	500,678
5.25%, 04/05/27	385	390,311
5.30%, 04/05/29	600	619,093
5.90%, 11/15/26(a)	635	643,990
6.00%, 11/15/28	585	614,212
6.20%, 11/15/30	615	660,176
Energy Transfer LP
3.75%, 05/15/30	1,325	1,290,333
3.90%, 07/15/26(a)	487	486,929
4.00%, 10/01/27	595	595,031
4.15%, 09/15/29	380	378,448
4.20%, 04/15/27	605	606,072
4.40%, 03/15/27	570	572,014
4.55%, 01/15/31(a)	600	599,295
4.95%, 05/15/28	710	721,204
4.95%, 06/15/28	835	849,937
5.20%, 04/01/30	455	469,135
5.25%, 04/15/29	1,175	1,208,682
5.25%, 07/01/29	795	819,256
5.50%, 06/01/27	755	766,619
5.55%, 02/15/28	845	868,969
6.05%, 12/01/26	795	807,517
6.10%, 12/01/28	435	457,032
6.40%, 12/01/30	715	773,399
Enterprise Products Operating LLC
2.80%, 01/31/30	1,020	968,764
3.13%, 07/31/29	965	936,454
3.70%, 02/15/26	740	739,807
3.95%, 02/15/27	477	477,374
4.15%, 10/16/28	840	845,184
4.30%, 06/20/28	545	549,610
4.60%, 01/11/27	760	765,324
4.60%, 01/15/31(a)	1,120	1,133,706
Kinder Morgan, Inc.
1.75%, 11/15/26	365	358,914
4.30%, 03/01/28	1,020	1,026,699
5.00%, 02/01/29(a)	990	1,015,806
5.10%, 08/01/29	385	396,729
5.15%, 06/01/30(a)	940	972,057
MPLX LP
1.75%, 03/01/26	1,045	1,043,121
2.65%, 08/15/30	1,205	1,116,528
4.00%, 03/15/28	1,022	1,021,282
4.13%, 03/01/27	1,100	1,100,858
4.25%, 12/01/27	580	581,635
4.80%, 02/15/29	615	624,446
ONEOK, Inc.
3.10%, 03/15/30	620	588,316
3.25%, 06/01/30	415	395,142
3.40%, 09/01/29	555	539,065
4.00%, 07/13/27	400	399,848
Security	Par (000)	Value
Pipelines (continued)
4.25%, 09/24/27	$430	$431,557
4.35%, 03/15/29	555	556,928
4.40%, 10/15/29	475	476,215
4.55%, 07/15/28	650	655,811
5.55%, 11/01/26	650	656,862
5.65%, 11/01/28	605	628,084
5.80%, 11/01/30	400	421,125
6.35%, 01/15/31	470	503,893
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	760	740,290
3.80%, 09/15/30	580	564,825
4.50%, 12/15/26(a)	570	572,053
4.70%, 01/15/31	735	739,045
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	1,065	1,067,667
4.50%, 05/15/30	1,570	1,578,076
5.00%, 03/15/27	1,260	1,267,668
5.88%, 06/30/26(a)	172	172,243
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27	215	217,243
5.03%, 10/01/29	787	798,935
Spectra Energy Partners LP, 3.38%, 10/15/26	530	528,139
Targa Resources Corp.
4.35%, 01/15/29(a)	540	542,191
4.90%, 09/15/30	565	576,265
5.20%, 07/01/27	605	614,263
6.15%, 03/01/29	790	832,220
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28	700	700,123
5.50%, 03/01/30	803	817,431
TransCanada PipeLines Ltd.
4.10%, 04/15/30	955	945,275
4.25%, 05/15/28(a)	1,165	1,169,137
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/30	540	518,576
Western Midstream Operating LP
4.05%, 02/01/30	930	911,607
4.80%, 03/01/31	150	149,924
6.35%, 01/15/29	525	553,230
Williams Companies, Inc.(The)
3.50%, 11/15/30	850	815,703
3.75%, 06/15/27	1,137	1,134,091
4.63%, 06/30/30	560	565,946
4.90%, 03/15/29	895	915,550
5.30%, 08/15/28(a)	750	772,625
5.40%, 03/02/26	895	896,188
		69,152,185
Real Estate — 0.0%
CBRE Services, Inc.
4.80%, 06/15/30	460	466,463
5.50%, 04/01/29(a)	415	430,062
		896,525
Real Estate Investment Trusts — 3.5%
Alexandria Real Estate Equities, Inc., 4.90%, 12/15/30	560	568,753
American Homes 4 Rent LP
4.25%, 02/15/28	330	330,141
4.95%, 06/15/30	525	531,778

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
American Tower Corp.
1.45%, 09/15/26	$520	$511,909
1.50%, 01/31/28	550	523,510
1.60%, 04/15/26	630	626,958
1.88%, 10/15/30	600	536,541
2.10%, 06/15/30	483	439,745
2.75%, 01/15/27(a)	620	613,152
2.90%, 01/15/30	680	645,338
3.38%, 10/15/26(a)	910	905,950
3.55%, 07/15/27	615	610,759
3.60%, 01/15/28	625	619,930
3.65%, 03/15/27	520	518,175
3.80%, 08/15/29	1,450	1,429,450
3.95%, 03/15/29	310	308,082
4.40%, 02/15/26	532	532,191
4.90%, 03/15/30	625	638,302
5.00%, 01/31/30	515	527,679
5.20%, 02/15/29	410	421,632
5.25%, 07/15/28	540	554,999
5.50%, 03/15/28	585	601,227
5.80%, 11/15/28	650	678,697
AvalonBay Communities, Inc.
2.30%, 03/01/30	595	552,397
2.45%, 01/15/31	422	385,936
Boston Properties LP
2.75%, 10/01/26	814	806,639
2.90%, 03/15/30	500	469,672
3.25%, 01/30/31	871	817,194
3.40%, 06/21/29	715	694,613
3.65%, 02/01/26	840	840,000
4.50%, 12/01/28	990	996,589
6.75%, 12/01/27	575	601,077
Brixmor Operating Partnership LP
4.05%, 07/01/30	660	650,145
4.13%, 06/15/26	575	575,099
4.13%, 05/15/29	580	577,943
Camden Property Trust
2.80%, 05/15/30	610	575,508
3.15%, 07/01/29	465	450,020
5.85%, 11/03/26(a)	425	430,446
Cousins Properties LP, 5.25%, 07/15/30	380	389,971
Crown Castle, Inc.
1.05%, 07/15/26	974	960,967
2.25%, 01/15/31	815	728,419
2.90%, 03/15/27	640	632,092
3.10%, 11/15/29	435	415,483
3.30%, 07/01/30	585	555,555
3.65%, 09/01/27	820	814,387
3.70%, 06/15/26	730	728,337
3.80%, 02/15/28	965	958,704
4.00%, 03/01/27	417	416,705
4.30%, 02/15/29	460	460,053
4.45%, 02/15/26	785	784,826
4.80%, 09/01/28	510	517,749
4.90%, 09/01/29	415	422,072
5.00%, 01/11/28	800	812,743
5.60%, 06/01/29	615	638,595
CubeSmart LP, 2.25%, 12/15/28	355	337,741
Digital Realty Trust LP
3.60%, 07/01/29	710	697,005
3.70%, 08/15/27	740	736,773
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.45%, 07/15/28	$480	$483,822
5.55%, 01/15/28	675	693,676
EPR Properties
3.75%, 08/15/29	350	341,198
4.75%, 11/15/30	415	411,296
Equinix Europe 2 Financing Corp. LLC, 4.60%, 11/15/30	1,065	1,068,866
Equinix, Inc.
1.45%, 05/15/26	596	591,789
1.55%, 03/15/28	675	642,018
1.80%, 07/15/27	325	315,035
2.15%, 07/15/30	825	749,590
2.90%, 11/18/26(a)	525	520,582
3.20%, 11/18/29	945	909,592
ERP Operating LP
2.50%, 02/15/30	495	464,999
2.85%, 11/01/26	430	426,738
3.00%, 07/01/29	470	453,933
3.50%, 03/01/28	335	332,153
Essex Portfolio LP
3.00%, 01/15/30	460	437,195
4.00%, 03/01/29	380	377,533
Extra Space Storage LP
3.50%, 07/01/26	554	552,584
5.50%, 07/01/30	650	676,380
5.70%, 04/01/28	595	613,695
5.90%, 01/15/31	400	423,237
GLP Capital LP/GLP Financing II, Inc.
4.00%, 01/15/30	537	522,321
4.00%, 01/15/31	500	478,439
5.30%, 01/15/29	580	591,492
5.75%, 06/01/28	395	404,814
Healthcare Realty Holdings LP
3.10%, 02/15/30	510	483,871
3.50%, 08/01/26	460	457,992
3.75%, 07/01/27(a)	380	377,940
Healthpeak OP LLC
2.13%, 12/01/28	440	416,617
2.88%, 01/15/31	400	371,232
3.00%, 01/15/30	600	569,367
3.25%, 07/15/26	607	604,917
3.50%, 07/15/29	485	472,778
Host Hotels & Resorts LP
Series H, 3.38%, 12/15/29	540	519,588
Series I, 3.50%, 09/15/30	555	528,452
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	447	424,696
Kimco Realty OP LLC
2.70%, 10/01/30	300	281,435
2.80%, 10/01/26	465	461,866
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.50%, 08/01/30	400	411,224
Mid-America Apartments LP
3.60%, 06/01/27	415	413,519
3.95%, 03/15/29(a)	425	423,013
Omega Healthcare Investors, Inc.
3.63%, 10/01/29	410	397,311
4.50%, 04/01/27	570	571,491
4.75%, 01/15/28	355	358,060
5.20%, 07/01/30	510	518,690

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Prologis LP
1.25%, 10/15/30	$510	$446,572
2.13%, 04/15/27	350	343,070
2.25%, 04/15/30	850	789,168
4.75%, 01/15/31(a)	350	357,492
4.88%, 06/15/28	530	542,313
Public Storage Operating Co.
0.88%, 02/15/26	500	499,392
1.50%, 11/09/26(a)	595	584,443
1.85%, 05/01/28	450	430,313
1.95%, 11/09/28	420	398,143
3.09%, 09/15/27	320	316,848
3.39%, 05/01/29	365	358,219
5.13%, 01/15/29(a)	420	433,912
Realty Income Corp.
3.00%, 01/15/27	440	436,698
3.10%, 12/15/29	490	472,914
3.25%, 06/15/29	380	370,068
3.25%, 01/15/31	680	646,263
3.40%, 01/15/28	435	430,654
3.65%, 01/15/28	397	395,175
3.95%, 08/15/27	515	515,518
4.13%, 10/15/26	589	589,537
4.85%, 03/15/30	485	497,326
4.88%, 06/01/26(a)	500	500,386
Regency Centers LP
3.60%, 02/01/27	355	353,862
3.70%, 06/15/30	500	489,552
Simon Property Group LP
1.38%, 01/15/27	410	400,934
1.75%, 02/01/28	605	581,046
2.45%, 09/13/29	960	907,441
2.65%, 07/15/30(a)	500	468,253
3.25%, 11/30/26(a)	615	612,359
3.38%, 06/15/27(a)	520	516,874
3.38%, 12/01/27	520	516,111
4.30%, 01/15/31	660	658,422
4.38%, 10/01/30	615	617,875
UDR, Inc., 3.20%, 01/15/30	515	495,316
Ventas Realty LP
3.00%, 01/15/30	580	552,676
4.00%, 03/01/28(a)	470	469,781
4.40%, 01/15/29	555	558,095
4.75%, 11/15/30	320	324,143
VICI Properties LP
4.75%, 02/15/28	1,000	1,010,218
4.95%, 02/15/30	750	759,087
Welltower OP LLC
2.05%, 01/15/29	400	378,582
2.70%, 02/15/27	645	637,592
2.75%, 01/15/31	450	418,581
3.10%, 01/15/30	620	594,280
4.13%, 03/15/29	430	431,154
4.25%, 04/01/26	603	602,756
4.25%, 04/15/28	525	528,755
4.50%, 07/01/30	770	777,519
Weyerhaeuser Co.
4.00%, 11/15/29	555	549,886
4.00%, 04/15/30	555	546,940
		83,765,903
Security	Par (000)	Value
Retail — 2.6%
AutoNation, Inc.
4.45%, 01/15/29	$235	$235,492
4.75%, 06/01/30	380	382,994
AutoZone, Inc.
1.65%, 01/15/31	417	365,810
3.75%, 06/01/27	402	400,904
4.00%, 04/15/30	550	542,907
5.10%, 07/15/29	460	473,274
5.13%, 06/15/30	395	407,045
6.25%, 11/01/28	410	432,482
Best Buy Co., Inc.
1.95%, 10/01/30(a)	500	449,273
4.45%, 10/01/28(a)	415	419,027
Costco Wholesale Corp.
1.38%, 06/20/27	965	936,692
1.60%, 04/20/30	1,392	1,262,439
3.00%, 05/18/27	785	779,483
Darden Restaurants, Inc., 3.85%, 05/01/27	342	341,335
Dollar General Corp.
3.50%, 04/03/30	750	724,129
4.13%, 05/01/28	375	375,732
5.20%, 07/05/28	370	379,239
Dollar Tree, Inc., 4.20%, 05/15/28	1,012	1,013,062
Genuine Parts Co.
1.88%, 11/01/30	360	318,138
4.95%, 08/15/29	565	573,794
Home Depot, Inc.(The)
0.90%, 03/15/28	455	429,587
1.50%, 09/15/28	825	779,754
2.13%, 09/15/26(a)	850	841,790
2.50%, 04/15/27	555	547,220
2.70%, 04/15/30	1,302	1,232,898
2.80%, 09/14/27	825	813,267
2.88%, 04/15/27	640	633,928
2.95%, 06/15/29	1,415	1,372,521
3.00%, 04/01/26	1,257	1,255,297
3.75%, 09/15/28	265	265,053
3.90%, 12/06/28(a)	767	769,310
3.95%, 09/15/30(a)	285	283,543
4.75%, 06/25/29	1,025	1,050,848
4.88%, 06/25/27	655	665,155
4.90%, 04/15/29	590	607,026
4.95%, 09/30/26	655	659,629
5.15%, 06/25/26(a)	1,210	1,216,709
Lower Colorado River Authority
3.95%, 10/15/27	735	736,749
4.00%, 10/15/28	725	725,799
Lowe's Companies, Inc.
1.30%, 04/15/28(a)	715	675,892
1.70%, 09/15/28	710	670,120
1.70%, 10/15/30	980	872,121
2.50%, 04/15/26	1,056	1,052,925
3.10%, 05/03/27	1,100	1,089,425
3.35%, 04/01/27	560	556,698
3.65%, 04/05/29	1,130	1,116,544
4.50%, 04/15/30	965	976,088
4.80%, 04/01/26(a)	828	828,898
McDonald's Corp.
2.13%, 03/01/30	570	527,133
2.63%, 09/01/29	810	772,944
3.50%, 03/01/27	647	644,798

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
3.50%, 07/01/27	$710	$707,005
3.60%, 07/01/30(a)	775	760,568
3.80%, 04/01/28	815	816,044
4.60%, 05/15/30	470	478,212
4.80%, 08/14/28	480	489,995
5.00%, 05/17/29	425	437,344
O'Reilly Automotive, Inc.
3.55%, 03/15/26(a)	453	452,705
3.60%, 09/01/27	535	532,074
3.90%, 06/01/29	420	417,015
4.20%, 04/01/30	390	389,204
4.35%, 06/01/28	415	417,844
5.75%, 11/20/26	635	642,964
Ross Stores, Inc., 0.88%, 04/15/26	482	479,046
Starbucks Corp.
2.00%, 03/12/27	470	460,660
2.25%, 03/12/30(a)	620	573,377
2.45%, 06/15/26	517	514,313
2.55%, 11/15/30(a)	935	866,210
3.50%, 03/01/28(a)	475	470,319
3.55%, 08/15/29	835	820,693
4.00%, 11/15/28	600	600,170
4.50%, 05/15/28	595	601,356
4.75%, 02/15/26	940	940,070
4.80%, 05/15/30	415	423,874
4.85%, 02/08/27	747	753,619
Target Corp.
1.95%, 01/15/27(a)	710	698,851
2.35%, 02/15/30	585	547,642
2.50%, 04/15/26	828	826,036
3.38%, 04/15/29	835	820,823
4.35%, 06/15/28(a)	290	293,859
TJX Companies, Inc.(The)
1.15%, 05/15/28	435	409,947
2.25%, 09/15/26	770	763,007
Tractor Supply Co., 1.75%, 11/01/30	500	443,934
Walmart, Inc.
1.05%, 09/17/26(a)	1,160	1,141,297
3.05%, 07/08/26(a)	950	947,609
3.25%, 07/08/29	300	295,390
3.70%, 06/26/28	1,145	1,147,148
3.90%, 04/15/28	590	592,905
4.00%, 04/15/26	730	730,072
4.00%, 04/15/30	450	453,277
4.10%, 04/28/27(a)	555	558,841
4.35%, 04/28/30	760	771,819
		60,970,058
Semiconductors — 2.3%
Advanced Micro Devices, Inc., 4.32%, 03/24/28	120	121,376
Analog Devices, Inc.
1.70%, 10/01/28	605	572,313
3.50%, 12/05/26(a)	700	698,427
4.25%, 06/15/28	620	625,131
4.50%, 06/15/30	505	511,659
Applied Materials, Inc.
1.75%, 06/01/30	600	542,720
3.30%, 04/01/27	930	925,534
4.00%, 01/15/31	405	401,288
4.80%, 06/15/29	565	579,689
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28	614	609,940
Security	Par (000)	Value
Semiconductors (continued)
Broadcom, Inc.
1.95%, 02/15/28(a)	$620	$597,138
3.46%, 09/15/26(a)	676	674,629
4.00%, 04/15/29(c)	600	598,617
4.15%, 11/15/30	1,545	1,534,996
4.20%, 10/15/30(a)	780	777,396
4.30%, 01/15/31	640	639,378
4.35%, 02/15/30	1,173	1,179,470
4.60%, 07/15/30	1,355	1,373,909
4.75%, 04/15/29(a)	1,315	1,340,362
4.80%, 04/15/28	765	779,802
5.00%, 04/15/30	468	481,384
5.05%, 07/12/27	412	419,268
5.05%, 07/12/29	1,865	1,921,179
5.05%, 04/15/30	625	643,630
Intel Corp.
1.60%, 08/12/28	790	744,344
2.45%, 11/15/29	1,610	1,508,191
2.60%, 05/19/26	850	846,723
3.15%, 05/11/27	777	768,966
3.75%, 03/25/27	780	778,003
3.75%, 08/05/27	965	961,146
3.90%, 03/25/30	1,175	1,153,469
4.00%, 08/05/29	735	729,045
4.88%, 02/10/26	1,244	1,244,044
4.88%, 02/10/28	1,400	1,421,586
5.13%, 02/10/30	970	994,228
KLA Corp., 4.10%, 03/15/29	645	647,270
Lam Research Corp.
1.90%, 06/15/30(a)	615	559,804
3.75%, 03/15/26	663	662,899
4.00%, 03/15/29	805	805,347
Marvell Technology, Inc.
1.65%, 04/15/26	451	448,907
2.45%, 04/15/28	620	598,686
4.75%, 07/15/30	390	394,949
5.75%, 02/15/29	365	380,576
Microchip Technology, Inc.
4.90%, 03/15/28	625	634,884
5.05%, 03/15/29	800	818,705
5.05%, 02/15/30	825	843,273
Micron Technology, Inc.
4.66%, 02/15/30	640	643,520
5.30%, 01/15/31	770	799,482
5.33%, 02/06/29	552	569,874
NVIDIA Corp.
1.55%, 06/15/28	950	904,793
2.85%, 04/01/30	1,240	1,185,118
3.20%, 09/16/26	680	678,253
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	465	481,334
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/27	290	286,812
3.40%, 05/01/30	840	810,503
3.88%, 06/18/26(a)	960	959,544
4.30%, 08/19/28	265	266,092
4.30%, 06/18/29	835	837,220
4.40%, 06/01/27	355	356,759
Qorvo, Inc., 4.38%, 10/15/29	605	595,668
QUALCOMM, Inc.
1.30%, 05/20/28	766	725,162
2.15%, 05/20/30	995	917,080

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
3.25%, 05/20/27	$1,545	$1,537,071
4.50%, 05/20/30	380	386,059
Skyworks Solutions, Inc., 1.80%, 06/01/26(a)	442	438,665
Texas Instruments, Inc.
1.13%, 09/15/26(a)	475	467,666
1.75%, 05/04/30	665	605,980
2.25%, 09/04/29	525	495,835
2.90%, 11/03/27(a)	395	390,850
4.50%, 05/23/30	385	390,962
4.60%, 02/08/27	500	504,079
4.60%, 02/15/28	590	599,087
4.60%, 02/08/29	525	536,618
Xilinx, Inc., 2.38%, 06/01/30	630	585,814
		54,450,180
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.
2.04%, 08/16/28	570	541,817
3.48%, 12/01/27	340	336,625
4.20%, 05/01/30	415	411,654
5.35%, 01/15/30	360	372,179
		1,662,275
Software — 2.7%
Adobe, Inc.
2.15%, 02/01/27	740	729,068
2.30%, 02/01/30	1,080	1,010,014
4.75%, 01/17/28	575	586,155
4.80%, 04/04/29	595	610,796
4.85%, 04/04/27	380	384,756
4.95%, 01/17/30	490	507,060
Atlassian Corp., 5.25%, 05/15/29	370	380,508
Autodesk, Inc.
2.85%, 01/15/30	350	331,837
3.50%, 06/15/27	402	399,594
Broadridge Financial Solutions, Inc.
2.90%, 12/01/29	545	518,286
3.40%, 06/27/26	550	549,108
Cadence Design Systems, Inc.
4.20%, 09/10/27	295	296,375
4.30%, 09/10/29	840	845,481
Fidelity National Information Services, Inc.
1.15%, 03/01/26	1,052	1,049,691
1.65%, 03/01/28	570	542,431
Fiserv, Inc.
2.25%, 06/01/27	870	849,528
2.65%, 06/01/30	815	752,445
3.20%, 07/01/26	1,625	1,619,661
3.50%, 07/01/29	2,335	2,269,576
4.20%, 10/01/28	938	936,984
4.75%, 03/15/30(a)	670	673,795
5.15%, 03/15/27	585	591,302
5.38%, 08/21/28	520	533,896
5.45%, 03/02/28	670	686,750
Intuit, Inc.
1.35%, 07/15/27	405	391,663
1.65%, 07/15/30(a)	430	385,990
5.13%, 09/15/28	600	617,449
5.25%, 09/15/26	670	674,768
Microsoft Corp.
2.40%, 08/08/26(a)	3,060	3,039,038
3.30%, 02/06/27(a)	2,695	2,686,065
Security	Par (000)	Value
Software (continued)
3.40%, 09/15/26(a)	$710	$708,461
Oracle Corp.
1.65%, 03/25/26(a)	2,187	2,179,363
2.30%, 03/25/28	1,564	1,493,791
2.65%, 07/15/26	2,487	2,469,969
2.80%, 04/01/27	1,762	1,731,959
2.95%, 04/01/30	2,620	2,424,558
3.25%, 11/15/27	2,130	2,088,569
3.25%, 05/15/30	395	368,277
4.20%, 09/27/29	1,150	1,129,870
4.45%, 09/26/30	2,330	2,278,829
4.50%, 05/06/28	615	616,221
4.65%, 05/06/30	599	593,975
4.80%, 08/03/28	1,175	1,183,696
6.15%, 11/09/29	1,005	1,049,368
Paychex, Inc., 5.10%, 04/15/30	1,140	1,172,265
Roper Technologies, Inc.
1.40%, 09/15/27	315	302,681
2.00%, 06/30/30	500	452,344
2.95%, 09/15/29	507	486,135
3.80%, 12/15/26(a)	616	615,420
4.20%, 09/15/28(a)	630	632,464
4.25%, 09/15/28	145	145,808
4.45%, 09/15/30	415	415,750
4.50%, 10/15/29	475	479,679
Salesforce, Inc.
1.50%, 07/15/28(a)	800	759,443
3.70%, 04/11/28	1,165	1,165,223
ServiceNow, Inc., 1.40%, 09/01/30	1,225	1,079,563
Synopsys, Inc.
4.55%, 04/01/27	800	806,129
4.65%, 04/01/28	750	759,415
4.85%, 04/01/30	1,570	1,601,243
Take-Two Interactive Software, Inc.
3.70%, 04/14/27	555	553,331
4.95%, 03/28/28	650	662,378
5.00%, 03/28/26(a)	525	525,634
VMware LLC
1.40%, 08/15/26	1,245	1,228,763
1.80%, 08/15/28	580	550,902
3.90%, 08/21/27	945	945,000
4.70%, 05/15/30	580	589,325
Workday, Inc.
3.50%, 04/01/27	830	825,540
3.70%, 04/01/29	577	569,327
		63,090,738
Telecommunications — 3.0%
AT&T, Inc.
1.65%, 02/01/28	1,910	1,825,788
1.70%, 03/25/26	2,405	2,397,531
2.30%, 06/01/27	2,002	1,960,304
3.80%, 02/15/27	685	684,027
4.10%, 02/15/28	1,421	1,424,475
4.25%, 03/01/27	305	305,851
4.30%, 02/15/30	2,485	2,489,290
4.35%, 03/01/29	2,375	2,391,207
4.70%, 08/15/30(a)	780	792,358
British Telecommunications PLC
5.13%, 12/04/28	490	502,615
9.63%, 12/15/30	2,065	2,510,326

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Cisco Systems, Inc.
2.50%, 09/20/26(a)	$1,253	$1,244,052
2.95%, 02/28/26(a)	630	629,470
4.55%, 02/24/28	725	736,222
4.75%, 02/24/30	785	805,934
4.80%, 02/26/27	1,540	1,556,704
4.85%, 02/26/29	1,952	2,001,273
4.90%, 02/26/26	830	830,564
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	2,790	3,253,276
Motorola Solutions, Inc.
2.30%, 11/15/30	710	644,863
4.60%, 02/23/28	535	540,761
4.60%, 05/23/29	710	718,184
4.85%, 08/15/30	490	499,526
Nokia OYJ, 4.38%, 06/12/27	310	309,799
Rogers Communications, Inc.
2.90%, 11/15/26	255	252,551
3.20%, 03/15/27	1,095	1,085,112
5.00%, 02/15/29	985	1,004,824
Sprint Capital Corp., 6.88%, 11/15/28	2,070	2,219,799
Telefonica Emisiones SA, 4.10%, 03/08/27(a)	1,056	1,056,377
Telefonica Europe BV, 8.25%, 09/15/30(a)	945	1,082,108
TELUS Corp.
2.80%, 02/16/27	510	503,792
3.70%, 09/15/27	425	421,934
T-Mobile USA, Inc.
1.50%, 02/15/26	930	929,170
2.05%, 02/15/28	1,430	1,375,709
2.25%, 02/15/26	1,630	1,628,561
2.40%, 03/15/29	425	403,632
2.63%, 04/15/26(a)	380	378,809
2.63%, 02/15/29	780	746,371
3.38%, 04/15/29	1,907	1,861,508
3.75%, 04/15/27	3,195	3,186,729
3.88%, 04/15/30	5,409	5,314,845
4.20%, 10/01/29	540	541,459
4.75%, 02/01/28	1,340	1,336,693
4.80%, 07/15/28	730	742,686
4.85%, 01/15/29	775	791,323
4.95%, 03/15/28	779	793,506
Verizon Communications, Inc.
1.50%, 09/18/30	885	782,389
1.68%, 10/30/30	860	763,089
1.75%, 01/20/31	1,360	1,199,179
2.10%, 03/22/28(a)	1,882	1,811,989
3.15%, 03/22/30	1,297	1,243,370
3.88%, 02/08/29	1,150	1,146,568
4.02%, 12/03/29	2,755	2,736,091
4.13%, 03/16/27(a)	63	63,185
4.33%, 09/21/28	2,500	2,520,988
7.75%, 12/01/30	445	510,580
		71,489,326
Toys, Games & Hobbies — 0.1%
Hasbro, Inc.
3.50%, 09/15/27	405	401,841
3.55%, 11/19/26(a)	665	663,015
3.90%, 11/19/29	695	685,470
Mattel, Inc., 5.00%, 11/17/30(a)	405	408,973
		2,159,299
Security	Par (000)	Value
Transportation — 0.8%
Burlington Northern Santa Fe LLC, 3.25%, 06/15/27	$395	$392,795
Canadian National Railway Co., 2.75%, 03/01/26(a)	447	446,619
Canadian Pacific Railway Co.
1.75%, 12/02/26(a)	775	761,531
2.05%, 03/05/30(a)	365	336,127
4.00%, 06/01/28(a)	400	400,330
4.80%, 03/30/30(a)	465	475,571
CSX Corp.
2.60%, 11/01/26(a)	555	550,069
3.25%, 06/01/27	659	654,211
3.80%, 03/01/28	605	604,657
4.25%, 03/15/29	740	746,756
FedEx Corp.
3.10%, 08/05/29	500	483,592
3.25%, 04/01/26(a)	622	621,157
GXO Logistics, Inc., 6.25%, 05/06/29	572	603,803
JB Hunt Transport Services, Inc.
3.88%, 03/01/26	215	214,988
4.90%, 03/15/30(a)	585	598,023
Norfolk Southern Corp.
2.90%, 06/15/26	595	592,818
3.80%, 08/01/28	460	458,874
5.05%, 08/01/30	470	485,913
Ryder System, Inc.
5.25%, 06/01/28	505	518,797
5.38%, 03/15/29	390	403,068
5.65%, 03/01/28	375	386,635
Union Pacific Corp.
2.15%, 02/05/27	390	383,725
2.40%, 02/05/30	582	545,560
2.75%, 03/01/26	530	529,542
3.00%, 04/15/27	395	391,508
3.70%, 03/01/29	610	606,057
3.95%, 09/10/28	805	806,492
4.75%, 02/21/26(a)	400	400,060
United Parcel Service, Inc.
2.40%, 11/15/26	424	420,023
3.05%, 11/15/27	785	776,448
3.40%, 03/15/29	555	547,625
4.45%, 04/01/30	565	574,665
4.65%, 10/15/30(a)	160	163,762
Walmart, Inc.
1.50%, 09/22/28	990	937,916
3.95%, 09/09/27	715	718,830
		18,538,547
Trucking & Leasing — 0.0%
GATX Corp.
4.00%, 06/30/30	400	392,540
4.70%, 04/01/29(a)	375	379,515
		772,055
Water — 0.1%
American Water Capital Corp.
2.80%, 05/01/30	405	383,864
2.95%, 09/01/27	410	404,790
3.45%, 06/01/29	432	424,227
3.75%, 09/01/28	485	482,895

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Water (continued)
Essential Utilities, Inc.
2.70%, 04/15/30	$350	$329,579
4.80%, 08/15/27	440	445,288
		2,470,643
Total Long-Term Investments — 98.8% (Cost: $2,307,685,989)		2,333,548,832
	Shares
Short-Term Securities
Money Market Funds — 6.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(d)(e)(f)	127,833,325	127,897,242
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(d)(e)	22,220,000	22,220,000
Total Short-Term Securities — 6.3% (Cost: $150,047,771)		150,117,242
Total Investments — 105.1% (Cost: $2,457,733,760)		2,483,666,074
Liabilities in Excess of Other Assets — (5.1)%		(121,062,222)
Net Assets — 100.0%		$2,362,603,852

(a)	All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$97,130,503	$30,766,815 (a)	$—	$209	$(285)	$127,897,242	127,833,325	$74,064 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,720,000	11,500,000 (a)	—	—	—	22,220,000	22,220,000	160,222	—
				$209	$(285)	$150,117,242		$234,286	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® 0-5 Year Investment Grade Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)
inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,333,548,832	$—	$2,333,548,832
Short-Term Securities
Money Market Funds	150,117,242	—	—	150,117,242
	$150,117,242	$2,333,548,832	$—	$2,483,666,074

Portfolio Abbreviation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate